1933 Act File No. 33-51247
                                                      1940 Act File No. 811-7129

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.      .......................

    Post-Effective Amendment No.   7  ......................        X

                                                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   8  .....................................        X

                              MANAGED SERIES TRUST

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on pursuant to paragraph
    (b) 60 days after filing pursuant to paragraph (a) (i)
 X on January 31, 1998 pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _______________ pursuant to paragraph
    (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L. Street, N.W.
Washington, DC  20037

                              CROSS-REFERENCE SHEET

      This Amendment to the Registration Statement of MANAGED SERIES TRUST which consists of four portfolios: (1) Federated Managed Income Fund, (2) Federated Managed Growth and Income Fund, (3) Federated Managed Growth Fund, and (4) Federated Managed Aggressive Growth Fund, each having two classes of shares, (a) Institutional Shares and (b) Select Shares, is comprised of the following:


PART A.    INFORMATION REQUIRED IN A PROSPECTUS.



                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-4) Cover Page.

Item 2.     Synopsis                      (1-4) Summary of Fund Expenses.

Item 3.     Condensed Financial
            Information                   (1a-4a) Financial Highlights - Institutional Shares;
                                          (1b-4b) Financial Highlights - Select Shares;
                                          (1-4) Performance Information.

Item 4.     General Description of
            Registrant                    (1-4) General Information; (1-4)
                                          Investment Information; (1-4)
                                          Investment Objective; (1-4) Investment
                                          Policies; (1-4) Investment
                                          Limitations.

Item                                      5. Management of the Fund (1-4) Trust
                                          Information; (1-4) Management of the
                                          Trust; (1-4) Administration of the
                                          Fund; (1-4) Brokerage Transactions.

Item 6.     Capital Stock and Other
            Securities                    (1-4) Dividends; (1-4) Capital Gains;
                                          (1-4) Shareholder Information; (1-4)
                                          Voting Rights; (1-4) Tax Information;
                                          (1-4) Federal Income Tax; (1-4) State
                                          and Local Taxes; (1-4) Other Classes
                                          of Shares.

Item 7.     Purchase of Securities Being
            Offered                       (1-4) Net Asset Value; (1a-4a)
                                          Investing in Institutional Shares;
                                          (1b-4b) Investing in Select Shares;
                                          (1-4) Share Purchases; (1-4) Minimum
                                          Investment Required; (1-4) What Shares
                                          Cost; (1a-4a) Distribution of
                                          Institutional Shares; (1b-4b)
                                          Distribution of Select Shares; (1-4)
                                          Systematic Investment Program; (1-4)
                                          Confirmations and Account Statements.

Item                                      8. Redemption or Repurchase (1a-4a)
                                          Redeeming Institutional Shares;
                                          (1b-4b) Redeeming Select Shares; (1-4)
                                          Through a Financial Institution; (1-4)
                                          Telephone Redemption; (1-4) Written
                                          Requests; (1-4) Systematic Withdrawal
                                          Program; (1-4) Accounts with Low
                                          Balances.

Item 9.     Pending Legal Proceedings     None.






PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-4) Cover Page.

Item 11.    Table of Contents             (1-4) Table of Contents.

Item 12.    General Information and
            History                       (1-4) General Information About the Trust; (1-4) About Federated
                                          Investors.

Item 13.    Investment Objectives and
            Policies                      (1-4) Investment Objectives and Policies; (1-4) Investment Limitations.

Item 14.    Management of the Fund        (1-4) Managed Series Trust Management.

Item 15.    Control Persons and Principal
            Holders of Securities         (1-4) Trust Ownership.

Item 16.    Investment Advisory and Other
            Services                      (1-4) Investment Advisory Services; (1-4) Other Services.

Item 17.    Brokerage Allocation          (1-4) Brokerage Transactions.

Item 18.    Capital Stock and Other
            Securities                    Not applicable.

Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered                 (1-4) Purchasing Shares; (1-4) Determining Net Asset Value; (1-4)
                                           Redeeming Shares.

Item 20.    Tax Status                    (1-4) Tax Status.

Item 21.    Underwriters                  (1-4) Distribution Plan and Shareholder Services Agreement.

Item 22.    Calculation of Performance
            Data                          (1-4) Total Return; (1-4) Yield;
                                          (1-4) Performance Comparisons.

Item 23.    Financial Statements          (1-4) To be filed by amendment.


--------------------------------------------------------------------------------

     Federated Managed Income Fund
     (A Portfolio of Managed Series Trust)
     Institutional Shares

     Prospectus
--------------------------------------------------------------------------------

The Institutional Shares of Federated Managed Income Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund). The investment objective of the Fund is to seek current income. The Fund invests in both bonds and stocks. Institutional Shares are sold at net asset value. The Institutional Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these Institutional Shares involves investment risks, including the possible loss of principal. This prospectus contains the information you should read and know before you invest in Institutional Shares
of the Fund. Keep this prospectus for future reference.     The Fund has also
filed a Statement of Additional Information for Institutional Shares and Select Shares of all portfolios of the Trust dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov). THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated January 31, 1998

     Table of Contents
Will be generated when document is complete.

     Summary of Fund Expenses
To be added.

     Financial Highlights - Institutional Shares
To be added.

     General Information
The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund, known as Institutional Shares and Select Shares. This prospectus relates only to Institutional Shares. Institutional Shares ("Shares") of the Fund are designed to give institutions, individuals, and financial institutions acting in a fiduciary or agency capacity a convenient means of accumulating an interest in a professionally managed, diversified investment portfolio. A minimum initial investment of $25,000 over a 90-day period is required. Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.
     Investment Information
     Investment Objective

The investment objective of the Fund is to seek current income. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.
     Investment Policies

Asset Allocation. The Fund will primarily invest in two types of assets: bonds and equities. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion. Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for
each asset category's portfolio commitment.     The Fund will invest between 70
and 90% of its assets in bonds. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds. The Fund will invest between 10 and 30% of its assets in equities. The Fund's ability to invest a portion of its assets in equities offers the opportunity for higher return than other income-oriented funds. The equities asset categories are large company stocks and utility stocks. The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:
             Asset Category                           Range
                 Bonds                                70-90%
                 U.S. Treasury Securities             0-72%
                 Mortgage-Backed Securities           0-45%
                 Investment-Grade Corporate Bonds     0-45%
                 High Yield Corporate Bonds           0-10%
                 Foreign Bonds                        0-10%
                 Equities                             10-30%
                 Large Company Stocks                 7.5-22.5%
                 Utility Stocks                       2.5-7.5%

The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, U.S. Treasury securities are judged to be unusually attractive relative to other asset categories, the allocation for U.S. Treasury securities may be moved to its upper limit. At other times, when U.S. Treasury securities appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund. Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to
allocate to each of the asset categories.     Bond Asset Categories. The portion
of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The average duration of the Fund's Bond Assets will be not less than four nor more than six years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.

          U.S. Treasury Securities. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 72% of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.


         Mortgage-Backed Securities. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 45% of its total assets in mortgage-backed securities.


         Investment-Grade Corporate Bonds. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 45% of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.


         High Yield Corporate Bonds. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 10% of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above. The Fund may invest in the High Yield Bond Portfolio, a portfolio of Federated Core Trust, as an efficient means of investing in high-yield debt obligations. Federated Core Trust is a registered investment company advised by Federated Research Corp., an affiliate of the Fund's adviser. The High Yield Bond Portfolio's investment objective is to seek high current income and its primary investment policy is to invest in lower-rated, high-yield debt securities. The High Yield Bond Portfolio currently does not charge an advisory fee and is sold without any sales charge. The High Yield Bond Porftolio may incur expenses for administrative and accounting services. The Fund's adviser anticipates that the High Yield Bond Portfolio will provide the Fund broad diversity and exposure to all aspects of the high-yield bond sector of the market while at the same time providing greater liquidity than if high-yield debt obligations were purchased separately for the Fund. The Fund will be deemed to own a pro rata portion of each investment of the High Yield Bond Portfolio.

            Investment Risks. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities. Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

         Foreign Bonds. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds.
         The Fund may invest up to 10% of its total assets in foreign bonds.

Equity Asset Categories. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:

         Large Company Stocks. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25% of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 22.5% of its total assets in large company stocks.


         Utility Stocks. Utility stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of utility companies. The Fund may invest up to 7.5% of its total assets in utility stocks. Common stocks of utilities are generally characterized by higher dividend yields and lower growth rates than common stocks of industrial companies. Under normal market conditions, the higher income stream from utility stocks tends to make them less volatile than stocks of industrial companies.

Acceptable Investments

          U.S. Treasury and Other U.S. Government Securities. The U.S. Treasury and other U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest are limited to:

     o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

         o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     o notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

         o notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

          The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements. Mortgage-Backed Securities. Mortgaged-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be:

     o issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

     o privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

     o privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

     o other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

            Collateralized Mortgage Obligations ("CMOs"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure: o Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

          o The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

          o The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

            Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested. The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO. Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property. Characteristics of Mortgage-Backed Securities. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates. In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed-income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.

          Corporate Bonds. The investment-grade corporate bonds in which the Fund invests are:

[FN]
     o rated within the four highest ratings for corporate bonds by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, or Baa), Standard & Poor's Ratings Group ("Standard & Poor's") (AAA, AA, A, or BBB), or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A, or BBB);


         o unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or

         o unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

         Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

         Equity Securities. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Foreign Securities. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.
            Investment Risks. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

         Repurchase Agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

         Convertible Securities. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS - (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS - (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS - (Preferred Equity Redemption Cumulative Stock (an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES - (Preferred Redeemable Increased Dividend Securities (which are essentially the same as DECS; the difference is little more than who initially underwrites the issue). The adviser may treat convertible securities as large company stocks, utility stocks, or high yield corporate bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase. Please see "High Yield Corporate Bonds."


Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to
such duplicate expenses.          Restricted and Illiquid Securities. The Fund
may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after
notice, to 15% of its net assets.      When-Issued and Delayed Delivery
Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize
short-term profits or losses upon the sale of such commitments.     Lending of
Portfolio Securities. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least
100% of the value of the securities loaned.      Foreign Currency Transactions.
The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.
         Currency Risks. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S.
         dollar, the value of the Fund's assets denominated in that currency will decrease.
Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled.
The Fund will not enter into a forward contract with a term of more than one year.
The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom. The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 3% of its total assets in forward foreign currency exchange contracts. Options. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price. Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options. Futures and Options on Futures. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs. The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.
         Risks. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.
     Investment Limitations

The Fund will not:

         o borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings;


         o lend any securities except for portfolio securities; or

         o underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.
     Trust Information
     Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board. Investment Adviser. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
         Advisory Fees. The Fund's Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

         Adviser's Background. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

Sub-Adviser. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

         Sub-Advisory Fees. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.


         Sub-Adviser's Background. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.


The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


      Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees and could result in severe penalties.


Portfolio Managers' Backgrounds.

Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.

The portfolio managers for each of the individual asset categories are as follows: Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category. Susan M. Nason has been a portfolio manager of the Fund since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp. since April 1997. Ms. Nason served as a Vice President of the Fund's Adviser and Federated Research Corp. from 1993 to 1997 and as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino has been a portfolio manager of the Fund since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser and Federated Research Corp. since 1995. Mr. Balestrino served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

Kathleen M. Foody-Malus and Robert E. Cauley are the portfolio managers for the mortgage-backed securities asset category. Kathleen M. Foody-Malus has performed these duties since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Robert E. Cauley has been a portfolio manager of the Fund since July 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.

Joseph M. Balestrino and John T. Gentry are portfolio managers for the investment-grade corporate bonds asset category. Mr. Balestrino has performed these duties since the Fund's inception.

John T. Gentry has been a portfolio manager of the Fund since July 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp. since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Fund's Adviser and
Federated Research Corp. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Henry A. Frantzen has been a portfolio manager of the Fund since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995.

Drew J. Collins has been a portfolio manager of the Fund since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania. Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

Micheal W. Casey, Ph.D. has been a portfolio manager of the Fund since January 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

Charles A. Ritter, Scott B. Schermerhorn, Michael P. Donnelly, and James E. Grefenstette are the portfolio managers for the domestic large company stocks asset category. Mr. Ritter has performed these duties since the Fund's inception.

Scott B. Schermerhorn has been a portfolio manager of the Fund since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser and Federated Research Corp. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

Michael P. Donnelly has been a portfolio manager of the Fund since June 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1994. He served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

James E. Grefenstette has been a portfolio manager of the Fund since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1996. From 1994 until 1996, Mr. Grefenstette acted as an Assistant Vice President of the Fund's Adviser and Federated Research, and served as an Investment Analyst of the Adviser from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University. Linda A. Duessel and Steven J. Lehman are portfolio managers of the utility stocks asset category.

Linda A. Duessel has been a portfolio manager of the Fund since February 1997. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1995. Ms. Duessel was an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

Steven J. Lehman has been a portfolio manager of the Fund since July 1997. Mr. Lehman joined Federated Investors in May 1997 as a Vice President of the Fund's Adviser and Federated Research Corp. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

      Distribution of Institutional Shares

     Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
Administration of the Fund


Administrative Services. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:
                  Maximum                Average Aggregate Daily Net
               Administrative Fee        Assets of the Federated Funds
                  0.15%                  on the first $250 million
                  0.125%                 on the next $250 million
                  0.10%                  on the next $250 million
                  0.075%                 on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

Shareholder Services. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time
by the Fund and Federated Shareholder Services.      Supplemental Payments to
Financial Institutions. In addition to receiving the payments under the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
     Brokerage Transactions


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
     Net Asset Value
The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
     Investing in Institutional Shares
     Share Purchases

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail. To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request. Through a Financial Institution. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. By Wire. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Managed Income Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at
the telephone number listed on your account statement.     By Mail. To purchase
Shares by mail, send a check made payable to Federated Managed Income Fund--Institutional Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.
     Minimum Investment Required

The minimum initial investment in Shares is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.
     What Shares Cost

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected;
(ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
      Systematic Investment Program

      Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

     Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions.) In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.
     Dividends

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.
     Capital Gains

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.
     Redeeming Institutional Shares
The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.
     Through a Financial Institution

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.
     Telephone Redemption

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern Time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests", should be considered.
     Written Requests


Redeeming Shares By Mail. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above. The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a
redemption request is processed.      Shareholders requesting a redemption of
any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
     Systematic Withdrawal Program

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $25,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.
     Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
     Shareholder Information
     Voting Rights


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election
of Trustees under certain circumstances.      Trustees may be removed by the
Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.
     Tax Information
     Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.
     State and Local Taxes

      In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
     Performance Information
From time to time, the Fund advertises its total return and yield for Shares. Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial
investment and is expressed as a percentage.     The yield of Shares is
calculated by dividing the net investment income per Share (as defined by the
SEC) earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or
other distributions paid to shareholders.      Shares are sold without any sales
charge or other similar non-recurring charges. Total return and yield will be calculated separately for Institutional Shares and Select Shares. From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Shares performance to certain indices.
     Other Classes of Shares
The Fund also offers another class of shares called Select Shares which are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $1,500. Select Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees. Select Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Select Shares and Institutional Shares may affect the performance of each class. To obtain more information and a prospectus for Select Shares, investors may call 1-800-341-7400.

     Appendix
Standard and Poor's Ratings Group Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. CI--The rating CI is reserved for income bonds on which no interest is being paid. D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
      Moody's Investors Service, Inc., Corporate Bond Ratings
      Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Fitch Investors Service, Inc., Long-Term Debt Ratings AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C--Bonds are in imminent default in payment of interest or principal. DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery. NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

     Addresses
      Federated Managed Income Fund
            Institutional Shares          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Distributor
            Federated Securities Corp.    Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Investment Adviser
            Federated Management          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Sub-Adviser
            Federated Global Research     175 Water Street
            Corp.                         New York, New York  10038-4965

      Custodian
            State Street Bank and         P.O. Box 8600
            Trust Company                 Boston, Massachusetts 02266-8600

      Transfer Agent and Dividend Disbursing Agent
            Federated Shareholder         P.O. Box 8600
            Services Company              Boston, Massachusetts 02266-8600

      Independent Public Accountants
            Arthur Andersen LLP           2100 One PPG Place
                                          Pittsburgh, Pennsylvania 15222

--------------------------------------------------------------------------------
                                                Federated Managed
                                               Income Fund
                                               Institutional Shares
--------------------------------------------------------------------------------


                                               Prospectus

                                               A Diversified Portfolio of
                                               Managed Series Trust,
                                               an Open-End Management
                                               Investment Company


                                               Prospectus dated January 31, 1998



     FEDERATED SECURITIES CORP.

     Distributor
     A subsidiary of Federated Investors
     Federated Investors Tower
     Pittsburgh, PA 15222-3779


Cusip 56166K206
     3122012A-SEL (1/98)

     Federated Managed Income Fund
     (A Portfolio of Managed Series Trust)
     Select Shares

     Prospectus
--------------------------------------------------------------------------------

The Select Shares of Federated Managed Income Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund). The investment objective of the Fund is to seek current income. The Fund invests in both bonds and stocks.
Select Shares are sold at net asset value.     The Select Shares offered by this
prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these Select Shares involves investment risks, including the possible loss of principal. This prospectus contains the information you should read and know before you invest in Select Shares of the Fund. Keep this prospectus for future reference. The Fund has also filed a Statement of Additional Information for Select Shares and Institutional Shares of all portfolios of the Trust dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov). THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated January 31, 1998

     Table of Contents
Will be generated when document is complete.

     Summary of Fund Expenses
To be added.

     Financial Highlights - Select Shares
To be added.

     General Information
The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund, known as Select Shares and Institutional Shares. This prospectus relates only to Select Shares. Select Shares ("Shares") of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of bonds and equities. A minimum initial investment of $1,500 is required. Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.
     Investment Information
     Investment Objective

The investment objective of the Fund is to seek current income. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.
     Investment Policies

Asset Allocation. The Fund will primarily invest in two types of assets: bonds and equities. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion. Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for
each asset category's portfolio commitment.     The Fund will invest between 70
and 90% of its assets in bonds. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds. The Fund will invest between 10 and 30% of its assets in equities. The Fund's ability to invest a portion of its assets in equities offers the opportunity for higher return than other income-oriented funds. The equities asset categories are large company stocks and utility stocks. The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:
             Asset Category                           Range
                 Bonds                                70-90%
                 U.S. Treasury Securities             0-72%
                 Mortgage-Backed Securities           0-45%
                 Investment-Grade Corporate Bonds     0-45%
                 High Yield Corporate Bonds           0-10%
                 Foreign Bonds                        0-10%
                 Equities                             10-30%
                 Large Company Stocks                 7.5%-22.5%
                 Utility Stocks                       2.5%-7.5%

The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, U.S. Treasury securities are judged to be unusually attractive relative to other asset categories, the allocation for U.S. Treasury securities may be moved to its upper limit. At other times, when U.S. Treasury securities appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund. Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to
allocate to each of the asset categories.     Bond Asset Categories. The portion
of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The average duration of the Fund's Bond Assets will be not less than four nor more than six years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.

     U.S. Treasury Securities. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 72% of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.


         Mortgage-Backed Securities. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 45% of its total assets in mortgage-backed securities.


         Investment-Grade Corporate Bonds. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 45% of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.


         High Yield Corporate Bonds. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 10% of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above. The Fund may invest in the High Yield Bond Portfolio, a portfolio of Federated Core Trust, as an efficient means of investing in high-yield debt obligations. Federated Core Trust is a registered investment company advised by Federated Research Corp., an affiliate of the Fund's adviser. The High Yield Bond Portfolio's investment objective is to seek high current income and its primary investment policy is to invest in lower-rated, high-yield debt securities. The High Yield Bond Portfolio currently does not charge an advisory fee and is sold without any sales charge. The High Yield Bond Porftolio may incur expenses for administrative and accounting services. The Fund's adviser anticipates that the High Yield Bond Portfolio will provide the Fund broad diversity and exposure to all aspects of the high-yield bond sector of the market while at the same time providing greater liquidity than if high-yield debt obligations were purchased separately for the Fund. The Fund will be deemed to own a pro rata portion of each investment of the High Yield Bond Portfolio.

            Investment Risks. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities. Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

         Foreign Bonds. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to 10% of its total assets in foreign bonds.

Equity Asset Categories. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:

         Large Company Stocks. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25% of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 22.5% of its total assets in large company stocks.


         Utility Stocks. Utility stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of utility companies. The Fund may invest up to 7.5% of its total assets in utility stocks. Common stocks of utilities are generally characterized by higher dividend yields and lower growth rates than common stocks of industrial companies. Under normal market conditions, the higher income stream from utility stocks tends to make them less volatile than stocks of industrial companies.

Acceptable Investments

     U.S. Treasury and Other U.S. Government Securities. The U.S. Treasury and other U.S. government securities in which the Fund invests are either
     issued  or   guaranteed   by  the  U.S.   government,   its   agencies   or
     instrumentalities. The U.S. government securities in which the Fund may invest are limited to:

     o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

     o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     o notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

     o    notes,   bonds,   and   discount   notes  of  other  U.S.   government
          instrumentalities    supported    only   by   the    credit   of   the
          instrumentalities.

          The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements. Mortgage-Backed Securities. Mortgage-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be: o issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

     o privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

     o privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

         o other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

            Collateralized Mortgage Obligations ("CMOs"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure: o Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

          o The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

          o The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

            Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested. The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO. Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property. Characteristics of Mortgage-Backed Securities. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates. In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed-income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.

               Corporate Bonds. The investment-grade corporate bonds in which the Fund invests are:


     o rated within the four highest ratings for corporate bonds by Moody's Investors Service, Inc. ("Moody's) (Aaa, Aa, A, or Baa), Standard & Poor's Ratings Group ("Standard & Poor's") (AAA, AA, A, or BBB), or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A, or BBB);


         o unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or

         o unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

         Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

         Equity Securities. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Foreign Securities. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.
            Investment Risks. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

         Repurchase Agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

         Convertible Securities. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS - (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS - (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS - (Preferred Equity Redemption Cumulative Stock (an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES - (Preferred Redeemable Increased Dividend Securities (which are essentially the same as DECS; the difference is little more than who initially underwrites the issue). The adviser may treat convertible securities as large company stocks, utility stocks, or high yield corporate bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase. Please see "High Yield Corporate Bonds."


Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.


Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal
to at least 100% of the value of the securities loaned.      Foreign Currency
Transactions. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.
         Currency Risks. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.
Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom. The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 3% of its total assets in forward foreign currency exchange contracts. Options. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price. Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options. Futures and Options On Futures. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs. The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.
         Risks. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.
     Investment Limitations

The Fund will not:

         o borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings;


         o lend any securities except for portfolio securities; or

         o underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.
     Trust Information
     Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board. Investment Adviser. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
         Advisory Fees. The Fund's Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

         Adviser's Background. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

Sub-Adviser. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

            Sub-Advisory Fees. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.


            Sub-Adviser's Background. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.


     The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


   Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide. The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees and could result in severe penalties.


Portfolio Managers' Backgrounds.

Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University. The portfolio managers for each of the individual asset categories are as follows:

Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category. Susan M. Nason has been a portfolio manager of the Fund since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's Adviser and Federated Research since January 1997. Ms. Nason served as a Vice President of the Fund's Adviser and Federated Research Corp from 1993 to 1997 and as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University. Joseph M. Balestrino has been a portfolio manager of the Fund since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser and Federated Research Corp since 1995. Mr. Balestrino served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

Kathleen M. Foody-Malus and Robert E. Cauley are the portfolio managers for the mortgage-backed securities asset category. Kathleen M. Foody-Malus has performed these duties since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Robert E. Cauley has been a portfolio manager of the Fund since July 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University. Joseph M. Balestrino and John T. Gentry are portfolio managers for the investment-grade corporate bonds asset category. Mr. Balestrino has performed these duties since the Fund's inception.

John T. Gentry has been a portfolio manager of the Fund since July 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp. since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Fund's Adviser and
Federated Research Corp. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh. Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Henry A. Frantzen has been a portfolio manager of the Fund since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995.

Drew J. Collins has been a portfolio manager of the Fund since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania. Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

Micheal W. Casey, Ph.D. has been a portfolio manager of the Fund since January 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

Charles A. Ritter, Scott B. Schermerhorn, Michael P. Donnelly, and James E. Grefenstette are the portfolio managers for the domestic large company stocks asset category. Mr. Ritter has performed these duties since the Fund's inception. Scott B. Schermerhorn has been a portfolio manager of the Fund since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser and Federated Researc Corp. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

Michael P. Donnelly has been a portfolio manager of the Fund since June 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1994. He served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

James E. Grefenstette has been a portfolio manager of the Fund since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1996. From 1994 until 1996, Mr. Grefenstette acted as an Assistant Vice President of the Fund's Adviser and Federated Research Corp., and served as an Investment Analyst of the Adviser from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Linda A. Duessel and Steven J. Lehman are portfolio managers of the utility stocks asset category.
Linda A. Duessel has been a portfolio manager of the Fund since February 1997. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1995. Ms. Duessel was an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

Steven J. Lehman has been a portfolio manager of the Fund since July 1997. Mr. Lehman joined Federated Investors in May 1997 as a Vice President of the Fund's Adviser and Federated Research Corp. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

     Distribution of Select Shares

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

Distribution Plan and Shareholder Services. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of 0.75% of the average daily net assets of Select Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan. In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Select Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time
by the Fund and Federated Shareholder Services.      Supplemental Payments to
Financial Institutions. In addition to receiving the payments under the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
     Administration of the Fund


Administrative Services. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:
                  Maximum                Average Aggregate Daily Net
               Administrative Fee        Assets of the Federated Funds
                  0.15%                  on the first $250 million
                  0.125%                 on the next $250 million
                  0.10%                  on the next $250 million
                  0.075%                 on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.
     Brokerage Transactions


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
     Net Asset Value
The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
     Investing in Select Shares
     Share Purchases

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail. To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request. Through a Financial Institution. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. By Wire. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Managed Income Fund--Select Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone
number listed on your account statement.     By Mail. To purchase Shares by
mail, send a check made payable to Federated Managed Income Fund--Select Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.
     Minimum Investment Required

The minimum initial investment in Shares is $1,500. Accounts established through a financial intermediary may be subject to a smaller minimum investment.
     What Shares Cost

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected;
(ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
     Systematic Investment Program

Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

     Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions.) In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.
     Dividends

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.
     Capital Gains

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.
     Redeeming Select Shares
The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.
     Through a Financial Institution

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.
     Telephone Redemption

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests", should be considered.
     Written Requests


Redeeming Shares By Mail. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above. The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a
redemption request is processed.      Shareholders requesting a redemption of
any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
     Systematic Withdrawal Program

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions.. A shareholder may apply for participation in this program through Federated Securities Corp.
     Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,500. This requirement does not apply, however, if the balance falls below $1,500 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
     Shareholder Information
     Voting Rights


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election
of Trustees under certain circumstances.      Trustees may be removed by the
Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.
     Tax Information
     Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.
     State and Local Taxes

      In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
     Performance Information
From time to time, the Fund advertises its total return and yield for Shares. Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
Shares are sold without a sales charge or other similar non-recurring charges. Total return and yield will be calculated separately for Select Shares and Institutional Shares. From time to time, advertisements for the Fund's Select Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Select Shares performance to certain indices.
     Other Classes of Shares
The Fund also offers another class of shares called Institutional Shares that are sold at net asset value primarily to financial institutions acting in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period. Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees. Institutional Shares and Select Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Select Shares may affect the performance of each class. To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

     Appendix
Standard and Poor's Ratings Group Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. CI--The rating CI is reserved for income bonds on which no interest is being paid. D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
      Moody's Investors Service, Inc., Corporate Bond Ratings
      Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Fitch Investors Service, Inc., Long-Term Debt Ratings AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C--Bonds are in imminent default in payment of interest or principal. DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery. NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

     Addresses
      Federated Managed Income Fund
            Select Shares                 Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Distributor
            Federated Securities Corp.    Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Investment Adviser
            Federated Management          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Sub-Adviser
            Federated Global Research     175 Water Street
            Corp.                         New York, New York  10038-4965

      Custodian
            State Street Bank and         P.O. Box 8600
            Trust Company                 Boston, Massachusetts 02266-8600

      Transfer Agent and Dividend Disbursing Agent
            Federated Shareholder         P.O. Box 8600
            Services Company              Boston, Massachusetts 02266-8600

      Independent Public Accountants
            Arthur Andersen LLP           2100 One PPG Place
                                          Pittsburgh, Pennsylvania 15222

--------------------------------------------------------------------------------

                                               Federated Managed
                                               Income Fund
                                               Select Shares
--------------------------------------------------------------------------------

                                               Prospectus

                                               A Diversified Portfolio of
                                               Managed Series Trust,
                                               an Open-End Management
                                               Investment Company


                                               Prospectus dated January 31, 1998



     FEDERATED SECURITIES CORP.

     Distributor
     A subsidiary of Federated Investors

     Federated Investors Tower
     Pittsburgh, PA 15222-3779


      Cusip 56166K206
     3122012A-SEL (1/98)

--------------------------------------------------------------------------------

     Federated Managed Growth and Income Fund
     (A Portfolio of Managed Series Trust)
     Institutional Shares

     Prospectus
--------------------------------------------------------------------------------

The Institutional Shares of Federated Managed Growth and Income Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund). The investment objective of the Fund is to seek current income and capital appreciation. The Fund invests in both bonds and stocks. Institutional Shares are sold at net asset value. The Institutional Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these Institutional Shares involves investment risks, including the possible loss of principal. This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for
future reference.     The Fund has also filed a Statement of Additional
Information for Institutional Shares and Select Shares of all portfolios of the Trust dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov). THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated January 31, 1998

                                                                       40
     Table of Contents
Will be generated when document is complete.

     Summary of Fund Expenses
To be added.

     Financial Highlights - Institutional Shares
To be added.

     General Information
The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund, known as Institutional Shares and Select Shares. This prospectus relates only to Institutional Shares. Institutional Shares ("Shares") of the Fund are designed to give institutions, individuals, and financial institutions acting in a fiduciary or agency capacity a convenient means of accumulating an interest in a professionally managed, diversified investment portfolio. A minimum initial investment of $25,000 over a 90-day period is required. Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.
     Investment Information
     Investment Objective

The investment objective of the Fund is to seek current income and capital appreciation. The Fund will attempt to minimize investment risk by allocating its assets across various stock and bond categories. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.
     Investment Policies

Asset Allocation. The Fund will primarily invest in two types of assets: bonds and equities. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion. Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for
each asset category's portfolio commitment.     The Fund will invest between 50
and 70% of its assets in bonds. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds. The Fund will invest between 30 and 50% of its assets in equities. The equities asset categories are large company stocks, utility stocks, small company stocks, and foreign stocks. The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:
             Asset Category                           Range
                 Bonds                                50-70%
                 U.S. Treasury Securities             0-56%
                 Mortgage-Backed Securities           0-35%
                 Investment-Grade Corporate Bonds     0-35%
                 High Yield Corporate Bonds           0-10%
                 Foreign Bonds                        0-10%
                 Equities                             30-50%
                 Large Company Stocks                 22.5-37.5%
                 Utility Stocks                       2.5-7.5%
                 Small Company Stocks                 0-5%
                 Foreign Stocks                       0-5%

The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, foreign stocks are judged to be unusually attractive relative to other asset categories, the allocation for foreign stocks may be moved to its upper limit. At other times, when foreign stocks appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund. Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset
categories.     Bond Asset Categories. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The average duration of the Fund's Bond Assets will be not less than four nor more than six years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.

     U.S. Treasury Securities. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 56% of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.


         Mortgage-Backed Securities. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 35% of its total assets in mortgage-backed securities.


         Investment-Grade Corporate Bonds. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 35% of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.


         High Yield Corporate Bonds. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 10% of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above. The Fund may invest in the High Yield Bond Portfolio, a portfolio of Federated Core Trust, as an efficient means of investing in high-yield debt obligations. Federated Core Trust is a registered investment company advised by Federated Research Corp., an affiliate of the Fund's adviser. The High Yield Bond Portfolio's investment objective is to seek high current income and its primary investment policy is to invest in lower-rated, high-yield debt securities. The High Yield Bond Portfolio currently does not charge an advisory fee and is sold without any sales charge. The High Yield Bond Porftolio may incur expenses for administrative and accounting services. The Fund's adviser anticipates that the High Yield Bond Portfolio will provide the Fund broad diversity and exposure to all aspects of the high-yield bond sector of the market while at the same time providing greater liquidity than if high-yield debt obligations were purchased separately for the Fund. The Fund will be deemed to own a pro rata portion of each investment of the High Yield Bond Portfolio.

           Investment Risks. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities. Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

         Foreign Bonds. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to 10% of its total assets in foreign bonds.

Equity Asset Categories. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:

         Large Company Stocks. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25% of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 37.5% of its total assets in large company stocks.


         Utility Stocks. Utility stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of utility companies. The Fund may invest up to 7.5% of its total assets in utility stocks. Common stocks of utilities are generally characterized by higher dividend yields and lower growth rates than common stocks of industrial companies. Under normal market conditions, the higher income stream from utility stocks tends to make them less volatile than stocks of industrial companies.


         Small Company Stocks. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price x number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to 5% of its total assets in small company stocks.

           Investment Risks. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, small company stocks may decline in price as large company stocks rise in price or vice versa.

         Foreign Stocks. The Fund invests in non-U.S. equity securities. A substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to 5% of its total assets in foreign stocks.

Acceptable Investments

     U.S. Treasury and Other U.S. Government Securities. The U.S. Treasury and other U.S. government securities in which the Fund invests are either
     issued  or   guaranteed   by  the  U.S.   government,   its   agencies   or
     instrumentalities. The U.S. government securities in which the Fund may invest are limited to:

     o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

     o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     o notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

     o    notes,   bonds,   and   discount   notes  of  other  U.S.   government
          instrumentalities    supported    only   by   the    credit   of   the
          instrumentalities.

     The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements. Mortgage-Backed Securities. Mortgaged-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be: o issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

     o privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

     o privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

         o other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

           Collateralized Mortgage Obligations ("CMOs"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure: o Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

           o The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

           o The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

           Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested. The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO. Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property. Characteristics of Mortgage-Backed Securities. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates. In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.

     Corporate Bonds. The investment-grade corporate bonds in which the Fund invests are:

     o rated within the four highest ratings for corporate bonds by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, or Baa), Standard & Poor's Ratings Group ("Standard & Poor's") (AAA, AA, A, or BBB), or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A, or BBB);

         o unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or o unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser. Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus. Equity Securities. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Utility stocks are common stocks of utility companies, including water companies, companies that produce, transmit, or distribute gas and electric energy and those companies that provide communications facilities, such as telephone and telegraph companies. Foreign stocks are equity securities of foreign issuers. Foreign Securities. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.
           Investment Risks. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

           Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

         Repurchase Agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

         Convertible Securities. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS - (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS - (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS - (Preferred Equity Redemption Cumulative Stock (an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES - (Preferred Redeemable Increased Dividend Securities (which are essentially the same as DECS; the difference is little more than who initially underwrites the issue). The adviser may treat convertible securities as large company stocks, small company stocks, utility stocks, or high yield corporate bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase. Please see "High Yield Corporate Bonds."


Investing in Securities of Other Investment Companies. The Fund may invest its assets in securitites of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.


Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal
to at least 100% of the value of the securities loaned.      Foreign Currency
Transactions. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.
         Currency Risks. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.
Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30
days, depending upon local custom.     The Fund may also protect against the
decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 5% of its total assets in forward foreign currency exchange contracts. Options. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price. Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options. Futures and Options on Futures. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs. The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.
         Risks. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.
     Investment Limitations

The Fund will not:

         o borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings;


         o lend any securities except for portfolio securities; or

         o underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.
     Trust Information
     Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board. Investment Adviser. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
         Advisory Fees. The Fund's Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

         Adviser's Background. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

          Sub-Adviser. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

            Sub-Advisory Fees. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.


            Sub-Adviser's Background. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.


          The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


      Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days.

Violations of the codes are subject to review by the Trustees and could result in severe penalties.


Portfolio Managers' Backgrounds.

Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Researc Corp. since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University. The portfolio managers for each of the individual asset categories are as follows:

Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category. Susan M. Nason has been a portfolio manager of the Fund since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp. since April 1997. Ms. Nason served as a Vice President of the Fund's Adviser and Federated Research Corp. from 1993 to 1997 and as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Joseph M. Balestrino has been a portfolio manager of the Fund since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser and Federated Research Corp. since 1995. Mr. Balestrino served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

Kathleen M. Foody-Malus and Robert E. Cauley are portfolio managers for the mortgage-backed securities asset category. Kathleen M. Foody-Malus has performed these duties since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Robert E. Cauley has been a portfolio manager of the Fund since July 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University. Joseph M. Balestrino and John T. Gentry are portfolio managers for the investment-grade corporate bonds asset category. Mr. Balestrino has have performed these duties since the Fund's inception.

John T. Gentry has been a portfolio manager of the Fund since July 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp. since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Fund's Adviser and
Federated Research Corp. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Henry A. Frantzen has beena portfolio manager of the Fund since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995.

Drew J. Collins has been a manager of the Fund since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

Micheal W. Casey, Ph.D. has been a portfolio manager of the Fund since January 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

Charles A. Ritter, Scott B. Schermerhorn, Michael P. Donnelly, and James E. Grefenstette are the portfolio managers for the domestic large company stocks asset category. Mr. Ritter has performed these duties since the Fund's inception.

Scott B. Schermerhorn has been a portfolio manager of the Fund since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser and Federated Research Corp. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

Michael P. Donnelly has been a portfolio manager of the Fund since June 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1994. He served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

James E. Grefenstette has been a portfolio manager of the Fund since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1996. From 1994 until 1996, Mr. Grefenstette acted as an Assistant Vice President of the Fund's Adviser and Federated Research, and served as an Investment Analyst of the Adviser from 1992 to 1994.

Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Linda A. Duessel and Steven J. Lehman are portfolio managers of the utility stocks asset category. Linda A. Duessel has been a portfolio manager of the Fund since February 1997. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1995. Ms. Duessel was an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

Steven J. Lehman has been a portfolio manager of the Fund since July 1997. Mr. Lehman joined Federated Investors in May 1997 as a Vice President of the Fund's Adviser and Federated Research Corp. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

Aash M. Shah and Keith J. Sabol are the portfolio managers for the domestic small company stocks asset category. Aash M. Shah has been a portfolio manager of the Fund since December 1995. Mr. Shah joined Federated Investors in 1993 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since January 1997. Mr. Shah served as an Assistant Vice President of the Adviser and Federated Research Corp. from 1995 to 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

Keith J. Sabol has been a portfolio manager of the Fund since June 1997. Mr. Sabol joined Federated Investors in 1994 and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since January 1997. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for the Fund's Adviser from 1994 to 1996. During 1992 and 1993, Mr. Sabol earned his M.S. in Industrial Administration from Carnegie Mellon University.

Henry A. Frantzen, Drew J. Collins, Alexandre de Bethmann, and Frank Semack are portfolio managers for the foreign stocks asset category. Messrs. Frantzen and Collins have performed these duties since November 1995.

Alexandre de Bethmann has been a portfolio manager of the Fund since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.

Frank Semack has been a portfolio manager of the Fund since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as aPortfolio Manager/Associate Director of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.


     Distribution of Institutional Shares

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. Administration of the Fund


Administrative Services. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:
                  Maximum                 Average Aggregate Daily Net
               Administrative Fee         Assets of the Federated Funds
                  0.15%                   on the first $250 million
                  0.125%                  on the next $250 million
                  0.10%                   on the next $250 million
                  0.075%                  on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

Shareholder Services. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Supplemental Payments to Financial Institutions. In addition to receiving the payments under the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
     Brokerage Transactions


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Aviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
     Net Asset Value
The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
     Investing in Institutional Shares
     Share Purchases

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail. To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request. Through a Financial Institution. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. By Wire. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Managed Growth and Income Fund-- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services
representative at the telephone number listed on your account statement.     By
Mail. To purchase Shares by mail, send a check made payable to Federated Managed Growth and Income Fund--Institutional Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.
     Minimum Investment Required

The minimum initial investment in Shares is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.
     What Shares Cost

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected;
(ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
     Systematic Investment Program

Once a Fund account had been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

     Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions.) In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

      Dividends

      Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.
     Capital Gains

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.
     Redeeming Institutional Shares
The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.
     Through a Financial Institution

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.
     Telephone Redemption

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests", should be considered.
     Written Requests


Redeeming Shares By Mail. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above. The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a
redemption request is processed.      Shareholders requesting a redemption of
any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
     Systematic Withdrawal Program

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $25,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.
     Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
      Shareholder Information
      Voting Rights


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election
of Trustees under certain circumstances.      Trustees may be removed by the
Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.
     Tax Information
     Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.
     State and Local Taxes

      In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
     Performance Information
From time to time, the Fund advertises its total return and yield for Shares. Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
Shares are sold without any sales charge or other similar non-recurring charges. Total return and yield will be calculated separately for Institutional Shares and Select Shares. From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Shares performance to certain indices.
     Other Classes of Shares
The Fund also offers another class of shares called Select Shares which are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $1,500. Select Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to a shareholder services fees. Select Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Select Shares and Institutional Shares may affect the performance of each class. To obtain more information and a prospectus for Select Shares, investors may call 1-800-341-7400.

     Appendix
Standard and Poor's Ratings Group Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. CI--The rating CI is reserved for income bonds on which no interest is being paid. D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
      Moody's Investors Service, Inc., Corporate Bond Ratings
      Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Fitch Investors Service, Inc., Long-Term Debt Ratings AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C--Bonds are in imminent default in payment of interest or principal. DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery. NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

     Addresses
      Federated Managed Growth and Income Fund
            Institutional Shares          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Distributor
            Federated Securities Corp.    Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Investment Adviser
            Federated Management          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Sub-Adviser
            Federated Global Research     175 Water Street
            Corp.                         New York, New York  10038-4965


      Custodian
            State Street Bank and         P.O. Box 8600
            Trust Company                 Boston, Massachusetts 02266-8600

      Transfer Agent and Dividend Disbursing Agent
            Federated Shareholder         P.O. Box 8600
            Services Company              Boston, Massachusetts 02266-8600

      Independent Public Accountants
            Arthur Andersen LLP           2100 One PPG Place
                                          Pittsburgh, Pennsylvania 15222
stroke
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                                               Federated Managed
                                               Growth and Income Fund
                                               Institutional Shares
---------------------------------------------------------------------------

                                               Prospectus


                                               A Diversified Portfolio
                                               of Managed Series Trust,
                                               an Open-End Management
                                               Investment Company


                                               Prospectus dated January 31, 1998




     FEDERATED SECURITIES CORP.

     Distributor
     A subsidiary of Federated Investors
     Federated Investors Tower
     Pittsburgh, PA 15222-3779


     CUSIP56166K305
     3122007A-SS (1/98)

--------------------------------------------------------------------------------

     Federated Managed Growth and Income Fund
     (A Portfolio of Managed Series Trust)
     Select Shares

     Prospectus
--------------------------------------------------------------------------------

The Select Shares of Federated Managed Growth and Income Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund). The investment objective of the Fund is to seek current income and capital appreciation. The Fund invests in both bonds and stocks. Select Shares are sold at net asset value. The Select Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these Select Shares involves investment risks, including the possible loss of principal. This prospectus contains the information you should read and know before you invest in Select Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Select Shares and Institutional Shares of all portfolios of the Trust dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov). THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated January 31, 1998

     Table of Contents
Will be generated when document is complete.

                                                                       16
     Summary of Fund Expenses
To be added.

     Financial Highlights - Select Shares
To be added.

     General Information
The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund, known as Select Shares and Institutional Shares. This prospectus relates only to Select Shares. Select Shares ("Shares") of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of bonds and equities. A minimum initial investment of $1,500 is required. Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.
     Investment Information
     Investment Objective

The investment objective of the Fund is to seek current income and capital appreciation. The Fund will attempt to minimize investment risk by allocating its assets across various stock and bond categories. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.
     Investment Policies

Asset Allocation. The Fund will primarily invest in two types of assets: bonds and equities. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion. Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for each asset category's portfolio commitment.

The Fund will invest between 50 and 70% of its assets in bonds. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds. The Fund will invest between 30 and 50% of its assets in equities. The equities asset categories are large company stocks, utility stocks, small company stocks, and foreign stocks. The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:
             Asset Category                           Range
                 Bonds                                50-70%
                 U.S. Treasury Securities             0-56%
                 Mortgage-Backed Securities           0-35%
                 Investment-Grade Corporate Bonds     0-35%
                 High Yield Corporate Bonds           0-10%
                 Foreign Bonds                        0-10%
                 Equities                             30-50%
                 Large Company Stocks                 22.5-37.5%
                 Utility Stocks                       2.5-7.5%
                 Small Company Stocks                 0-5%
                 Foreign Stocks                       0-5%

The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, foreign stocks are judged to be unusually attractive relative to other asset categories, the allocation for foreign stocks may be moved to its upper limit. At other times, when foreign stocks appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund. Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset categories.

Bond Asset Categories. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The average duration of the Fund's Bond Assets will be not less than four nor more than six years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.


          U.S. Treasury Securities. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 56% of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.


         Mortgage-Backed Securities. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 35% of its total assets in mortgage-backed securities.


         Investment-Grade Corporate Bonds. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 35% of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.


         High Yield Corporate Bonds. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 10% of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above. The Fund may invest in the High Yield Bond Portfolio, a portfolio of Federated Core Trust, as an efficient means of investing in high-yield debt obligations. Federated Core Trust is a registered investment company advised by Federated Research Corp., an affiliate of the Fund's adviser. The High Yield Bond Portfolio's investment objective is to seek high current income and its primary investment policy is to invest in lower-rated, high-yield debt securities. The High Yield Bond Portfolio currently does not charge an advisory fee and is sold without any sales charge. The High Yield Bond Porftolio may incur expenses for administrative and accounting services. The Fund's adviser anticipates that the High Yield Bond Portfolio will provide the Fund broad diversity and exposure to all aspects of the high-yield bond sector of the market while at the same time providing greater liquidity than if high-yield debt obligations were purchased separately for the Fund. The Fund will be deemed to own a pro rata portion of each investment of the High Yield Bond Portfolio.

           Investment Risks. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities. Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

         Foreign Bonds. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to 10% of its total assets in foreign bonds.

Equity Asset Categories. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:

         Large Company Stocks. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25% of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 37.5% of its total assets in large company stocks.


         Utility Stocks. Utility stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of utility companies. The Fund may invest up to 7.5% of its total assets in utility stocks. Common stocks of utilities are generally characterized by higher dividend yields and lower growth rates than common stocks of industrial companies. Under normal market conditions, the higher income stream from utility stocks tends to make them less volatile than stocks of industrial companies.


         Small Company Stocks. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price x number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to 5% of its total assets in small company stocks.

           Investment Risks. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, small company stocks may decline in price as large company stocks rise in price or vice versa.

         Foreign Stocks. The Fund invests in non-U.S. equity securities. a substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to 5% of its total assets in foreign stocks.

Acceptable Investments

               U.S. Treasury and Other U.S. Government Securities. The U.S. Treasury and other U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest are limited to:

          o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

         o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

          o    notes,  bonds, and discount notes of U.S.  government agencies or
               instrumentalities   which  receive  or  have  access  to  federal
               funding; and

          o    notes,  bonds,  and  discount  notes  of  other  U.S.  government
               instrumentalities   supported   only   by  the   credit   of  the
               instrumentalities.

     The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements. Mortgage-Backed Securities. Mortgaged-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be:

          o issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

          o privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

          o privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

         o other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

           Collateralized Mortgage Obligations ("CMOs"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure: o Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

           o The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

           o The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

           Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested. The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO. Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property. Characteristics of Mortgage-Backed Securities. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates. In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.
         Corporate Bonds. The investment-grade corporate bonds in which the Fund invests are:

          o rated within the four highest ratings for corporate bonds by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, or Baa), Standard & Poor's Ratings Group ("Standard & Poor's") (AAA, AA, A, or BBB), or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A, or BBB);

         o unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or
         o unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser. Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus. Equity Securities. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Utility stocks are common stocks of utility companies, including water companies, companies that produce, transmit, or distribute gas and electric energy and those companies that provide communications facilities, such as telephone and telegraph companies. Foreign stocks are equity securities of foreign issuers. Foreign Securities. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.
           Investment Risks. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

           Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

         Repurchase Agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

         Convertible Securities. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS - (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS - (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS - (Preferred Equity Redemption Cumulative Stock (an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES - (Preferred Redeemable Increased Dividend Securities (which are essentially the same as DECS; the difference is little more than who initially underwrites the issue). The adviser may treat convertible securities as large company stocks, small company stocks, utility stocks, or high yield corporate bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase. Please see "High Yield Corporate Bonds."


Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.


Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

Foreign Currency Transactions. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.
         Currency Risks. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.
Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 5% of its total assets in forward foreign currency exchange contracts.

Options. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price. Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options. Futures and Options on Futures. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs. The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.
         Risks. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.
     Investment Limitations

The Fund will not:

         o borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings;


         o lend any securities except for portfolio securities; or

         o underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.
     Trust Information
     Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board. Investment Adviser. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

         Advisory Fees. The Fund's Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

         Adviser's Background. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

     Sub-Adviser. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the
     Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

            Sub-Advisory Fees. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.


            Sub-Adviser's Background. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.


     The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


   Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


   The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees and could result in severe penalties.


   Portfolio Managers' Backgrounds.

     Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University. The portfolio managers for each of the individual asset categories are as follows:

     Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category. Susan M. Nason has been a portfolio manager of the Fund since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp. since April 1997. Ms. Nason served as a Vice President of the Fund's Adviser and Federated Research Corp. from 1993 to 1997 and as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

     Joseph M. Balestrino has been a portfolio manager of the Fund since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser and Federated Research Corp. since 1995. Mr. Balestrino served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

     Kathleen M. Foody-Malus and Robert E. Cauley are portfolio managers for the mortgage-backed securities asset category. Kathleen M. Foody-Malus has performed these duties since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

     Robert E. Cauley has been a portfolio manager of the Fund since July 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University. Joseph M. Balestrino and John T. Gentry are portfolio managers for the investment-grade corporate bonds asset category. Mr. Balestrino has performed these duties since the Fund's inception.

     John T. Gentry has been a portfolio manager of the Fund since July 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

     Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp. since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Fund's Adviser and Federated Research Corp. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh. Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Henry A. Frantzen has been a portfolio manager of the Fund since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995.

     Drew J. Collins has been a portfolio manager of the Fund since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania. Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

     Micheal W. Casey, Ph.D. has been a portfolio manager of the Fund since January 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

     Charles A. Ritter, Scott B. Schermerhorn, Michael P. Donnelly, and James E. Grefenstette are the portfolio managers for the domestic large company stocks asset category. Mr. Ritter has performed these duties since the Fund's inception. Scott B. Schermerhorn has been a portfolio manager of the Fund since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser and Federated Research Corp. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

     Michael P. Donnelly has been a portfolio manager of the Fund since June 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1994. He served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

     James E. Grefenstette has been a portfolio manager of the Fund since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1996. From 1994 until 1996, Mr. Grefenstette acted as an Assistant Vice President of the Fund's Adviser and Federated Research, and served as an Investment Analyst of the Adviser from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

     Linda A. Duessel and Steven J. Lehman are portfolio managers of the utility stocks asset category. Linda A. Duessel has been a portfolio manager of the Fund since February 1997. Ms. Duessel joined Federated Investors in 1991 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1995. Ms. Duessel was an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

     Steven J. Lehman has been a portfolio manager of the Fund since July 1997. Mr. Lehman joined Federated Investors in May 1997 as a Vice President of the Fund's Adviser and Federated Research Corp. From 1985 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

     Aash M. Shah and Keith J. Sabol are the portfolio managers for the domestic small company stocks asset category. Aash M. Shah has been a portfolio manager of the Fund since December 1995. Mr. Shah joined Federated Investors in 1993 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since January 1997. Mr. Shah served as an Assistant Vice President of the Adviser and Federated Research Corp. from 1995 to 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his M.S. in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst. Keith J. Sabol has been a portfolio manager of the Fund since June 1997. Mr. Sabol joined Federated Investors in 1994 and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since January 1997. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for the Fund's Adviser from 1994 to 1996. During 1992 and 1993, Mr. Sabol earned his M.S. in Industrial Administration from Carnegie Mellon University.

     Henry A. Frantzen, Drew J. Collins, Alexandre de Bethmann, and Frank Semack are portfolio managers for the foreign stocks asset category. Messrs. Frantzen and Collins have performed these duties since November 1995.

     Alexandre de Bethmann has been a portfolio manager of the Fund since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.

     Frank Semack has been a portfolio manager of the Fund since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as aPortfolio Manager/Associate Director of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

   Distribution of Select Shares

     Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

   Distribution Plan and Shareholder Services. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of 0.75% of the average daily net assets of Select Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

   The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

   In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Select Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

   Supplemental Payments To Financial Institutions. In addition to receiving the payments under the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates. Administration of the Fund


   Administrative Services. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:
                  Maximum                       Average Aggregate Daily Net
               Administrative Fee           Assets of the Federated Funds
                  0.15%                     on the first $250 million
                  0.125%                    on the next $250 million
                  0.10%                     on the next $250 million
                  0.075%                    on assets in excess of $750 million

     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee. Brokerage Transactions


   When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

   Net Asset Value
   The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled. Investing in Select Shares Share Purchases

   Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail. To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request. Through a Financial Institution. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. By Wire. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Managed Growth and Income Fund--Select Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

   By Mail. To purchase Shares by mail, send a check made payable to Federated Managed Growth and Income Fund--Select Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

   Minimum Investment Required

     The minimum initial investment in Shares is $1,500. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

   What Shares Cost

   Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

   The net asset value is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

   Systematic Investment Program

   Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

   Confirmations and Account Statements

     Shareholders will receive detailed confirmations of transactions (except for systematic program transactions.) In addition, shareholders wi eceive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates. Dividends

     Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge. Capital Gains

   Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.
   Redeeming Select Shares
   The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request. Through a Financial Institution

   A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service. Telephone Redemption

   Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests", should be considered. Written Requests


   Redeeming Shares By Mail. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above. The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

   Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public. Systematic Withdrawal Program

   Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp. Accounts with Low Balances

   Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,500. This requirement does not apply, however, if the balance falls below $1,500 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement. Shareholder Information Voting Rights


   Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

     Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote. Tax Information Federal Income Tax

   The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares. State and Local Taxes

   In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws. Performance Information From time to time, the Fund advertises its total return and yield for Shares. Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

   The yield of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

   Shares are sold without any sales charge or other similar non-recurring charges. Total return and yield will be calculated separately for Select Shares and Institutional Shares.
   From time to time, advertisements for the Fund's Select Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Select Shares performance to certain indices. Other Classes of Shares The Fund also offers another class of shares called Institutional Shares which are sold at net asset value primarily to financial institutions acting in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period. Institutional Shares are distributed without a 12b-1 Plan but are subject to shareholder services fees. Institutional Shares and Select Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Select Shares may affect the performance of each class. To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

   Appendix
   Standard and Poor's Ratings Group Long-Term Debt Ratings
   AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating. B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. CI--The rating CI is reserved for income bonds on which no interest is being paid. D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized. Moody's Investors Service, Inc., Corporate Bond Ratings Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Fitch Investors Service, Inc., Long-Term Debt Ratings AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C--Bonds are in imminent default in payment of interest or principal. DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery. NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

     Addresses
      Federated Managed Growth and Income Fund
            Select Shares                 Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Distributor
            Federated Securities Corp.    Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Investment Adviser
            Federated Management          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Sub-Adviser
            Federated Global Research     175 Water Street
            Corp.                         New York, New York  10038-4965

      Custodian
            State Street Bank and         P.O. Box 8600
            Trust Company                 Boston, Massachusetts 02266-8600

      Transfer Agent and Dividend Disbursing Agent
            Federated Shareholder         P.O. Box 8600
            Services Company              Boston, Massachusetts 02266-8600

      Independent Public Accountants
            Arthur Andersen LLP           2100 One PPG Place
                                          Pittsburgh, Pennsylvania 15222

--------------------------------------------------------------------------------


                                               Federated Managed
                                               Growth and Income Fund
                                               Select Shares
--------------------------------------------------------------------------------

                                               Prospectus


                                               A Diversified Portfolio
                                               of Managed Series Trust,
                                               an Open-End Management
                                               Investment Company


                                               Prospectus dated January 31, 1998




     FEDERATED SECURITIES CORP.

     Distributor
     A subsidiary of Federated Investors
     Federated Investors Tower
     Pittsburgh, PA 15222-3779



     CUSIP56166K404
     3122006A-SEL (1/98)

--------------------------------------------------------------------------------

     Federated Managed Growth Fund
     (A Portfolio of Managed Series Trust)
     Institutional Shares

     Prospectus
--------------------------------------------------------------------------------

The Institutional Shares of Federated Managed Growth Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund). The investment objective of the Fund is to seek capital appreciation. In pursuing its objective, the Fund will consider the current income of the investments it selects. The Fund invests in both bonds and stocks. Institutional Shares are sold at net asset value. The Institutional Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these Institutional Shares involves investment risks, including the possible loss of principal. This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information for Institutional Shares and Select Shares of all portfolios of the Trust dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov). THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated January 31, 1998


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     Table of Contents
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     Summary of Fund Expenses
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     Financial Highlights - Institutional Shares
To be added.


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     General Information
The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interest in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund, known as Institutional Shares and Select Shares. This prospectus relates only to Institutional Shares. Institutional Shares ("Shares") of the Fund are designed to give institutions, individuals, and financial institutions acting in a fiduciary or agency capacity a convenient means of accumulating an interest in a professionally managed, diversified investment portfolio. A minimum initial investment of $25,000 over a 90-day period is required. Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.
     Investment Information
     Investment Objective

The investment objective of the Fund is to seek capital appreciation. In pursuing its objective, the Fund will consider the current income of the investments it selects. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.
     Investment Policies

Asset Allocation. The Fund will primarily invest in two types of assets: equities and bonds. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion. Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for
each asset category's portfolio commitment.     The Fund will invest between 50
and 70% of its assets in equities. The equities asset categories are large company stocks, small company stocks, and foreign stocks. The Fund will invest between 30 and 50% of its assets in bonds. The Fund's adviser believes that bonds offer opportunities for growth of capital or otherwise may be desirable under prevailing market or economic conditions. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds. The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:
             Asset Category                           Range
                 Equities                             50-70%
                 Large Company Stocks                 30-50%
                 Small Company Stocks                 5-15%
                 Foreign Stocks                       5-15%
                 Bonds                                30-50%
                 U.S. Treasury Securities             0-40%
                 Mortgage-Backed Securities           0-15%
                 Investment-Grade Corporate Bonds     0-15%
                 High Yield Corporate Bonds           0-15%
                 Foreign Bonds                        0-15%

The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, foreign stocks are judged to be unusually attractive relative to other asset categories, the allocation for foreign stocks may be moved to its upper limit. At other times, when foreign stocks appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund. Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset categories. Equity Asset Categories. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:
         Large Company Stocks. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25% of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 50% of its total assets in large company stocks.


         Small Company Stocks. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price x number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to 15% of its total assets in small company stocks.

           Investment Risks. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, small company stocks may decline in price as large company stocks rise in price or vice versa.

         Foreign Stocks. The Fund invests in non-U.S. equity securities. A substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to 15% of its total assets in foreign stocks.
Bond Asset Categories. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. Generally, the Fund will invest in Bond Assets which are believed to offer opportunities for growth of capital when the adviser believes interest rates will decline and, therefore, the value of the debt securities will increase, or the market value of bonds will increase due to factors affecting certain types of bonds or particular issuers, such as improvement in credit quality due to company fundamentals or economic conditions or assumptions on changes in trends in prepayment rates with respect to mortgage-backed securities. The average duration of the Fund's Bond Assets will be not less than four nor more than six years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.

     U.S. Treasury Securities. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 40% of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.


         Mortgage-Backed Securities. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 15% of its total assets in mortgage-backed securities.


         Investment-Grade Corporate Bonds. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 15% of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.


         High Yield Corporate Bonds. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 15% of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above. The Fund may invest in the High Yield Bond Portfolio, a portfolio of Federated Core Trust, as an efficient means of investing in high-yield debt obligations. Federated Core Trust is a registered investment company advised by Federated Research Corp., an affiliate of the Fund's adviser. The High Yield Bond Portfolio's investment objective is to seek high current income and its primary investment policy is to invest in lower-rated, high-yield debt securities. The High Yield Bond Portfolio currently does not charge an advisory fee and is sold without any sales charge. The High Yield Bond Porftolio may incur expenses for administrative and accounting services. The Fund's adviser anticipates that the High Yield Bond Portfolio will provide the Fund broad diversity and exposure to all aspects of the high-yield bond sector of the market while at the same time providing greater liquidity than if high-yield debt obligations were purchased separately for the Fund. The Fund will be deemed to own a pro rata portion of each investment of the High Yield Bond Portfolio.

           Investment Risks. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities. Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

         Foreign Bonds. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to 15% of its total assets in foreign bonds.

Acceptable Investments

     Equity  Securities.   Common  stocks  represent  ownership  interest  in  a
     corporation. Foreign stocks are equity securities of foreign issuers.


         Foreign Securities. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or by Standard & Poor's Ratings Group ("Standard & Poor's") (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.


           Investment Risks. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

         Repurchase Agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

         Convertible Securities. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS - (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS - (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS - (Preferred Equity Redemption Cumulative Stock (an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES - (Preferred Redeemable Increased Dividend Securities (which are essentially the same as DECS; the difference is little more than who initially underwrites the issue). The adviser may treat convertible securities as large company stocks, small company stocks, or high yield corporate bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase. Please see "High Yield Corporate Bonds."

     U.S. Treasury and Other U.S. Government Securities. The U.S. Treasury and other U.S. government securities in which the Fund invests are either
     issued  or   guaranteed   by  the  U.S.   government,   its   agencies   or
     instrumentalities. The U.S. government securities in which the Fund may invest are limited to:

          o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

          o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

          o    notes,  bonds, and discount notes of U.S.  government agencies or
               instrumentalities   which  receive  or  have  access  to  federal
               funding; and

          o    notes,  bonds,  and  discount  notes  of  other  U.S.  government
               instrumentalities   supported   only   by  the   credit   of  the
               instrumentalities.

     The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements. Mortgage-Backed Securities. Mortgaged-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be:

          o issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

          o privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

          o privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

          o other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

              Collateralized Mortgage Obligations ("CMOs"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure: o Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

              o The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

              o The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

              Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested. The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO. Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property. Characteristics of Mortgage-Backed Securities. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates. In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.

          Corporate Bonds. The investment-grade corporate bonds in which the Fund invests are:

          o rated within the four highest ratings for corporate bonds by Moody's (Aaa, Aa, A, or Baa), Standard & Poor's (AAA, AA, A, or
               BBB), or Fitch Investors Service,  Inc. ("Fitch") (AAA, AA, A, or
               BBB);

           o unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or
           o unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser. Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.



Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal
to at least 100% of the value of the securities loaned.      Foreign Currency
Transactions. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.
         Currency Risks. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.
Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30
days, depending upon local custom.     The Fund may also protect against the
decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 15% of its total assets in forward foreign currency exchange contracts.
     Options. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price. Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options. Futures and Options on Futures. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs. The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.
         Risks. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other consideration when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.
     Investment Limitations

The Fund will not:

         o borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings;


         o lend any securities except for portfolio securities; or

         o underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.
     Trust Information
     Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between
meetings of the Board.     Investment Adviser. Except as noted below with regard
to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

         Advisory Fees. The Fund's Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

         Adviser's Background. Federated Management , a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

          Sub-Adviser. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

         Sub-Advisory Fees. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

         Sub-Adviser's Background. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.

          The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


      Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


      The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.


Portfolio Managers' Backgrounds.

     Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University. The portfolio managers for each of the individual asset categories are as follows:

     Charles A. Ritter, Scott B. Schermerhorn, Michael P. Donnelly, and James E. Grefenstette are the portfolio managers for the domestic large company stocks asset category. Mr. Ritter has performed these duties since the Fund's inception.

     Scott B. Schermerhorn has been a portfolio manager of the Fund since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser and Federated Research Corp. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

     Michael P. Donnelly has been a portfolio manager of the Fund since June 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1994. He served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

     James E. Grefenstette has been a portfolio manager of the Fund since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1996. From 1994 until 1996, Mr. Grefenstette acted as an Assistant Vice President of the Fund's Adviser and Federated Research Corp., and served as an Investment Analyst of the Adviser from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

     Aash M. Shah and Keith J. Sabol are the portfolio managers for the domestic small company stocks asset category. Aash M. Shah has been a portfolio manager of the Fund since December 1995. Mr. Shah joined Federated Investors in 1993 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since January 1997. Mr. Shah served as an Assistant Vice President of the Adviser and Federated Research Corp. from 1995 to 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

     Keith J. Sabol has been a portfolio manager of the Fund since June 1997. Mr. Sabol joined Federated Investors in 1994 and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since January 1997. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for the Fund's Adviser from 1994 to 1996. During 1992 and 1993, Mr. Sabol earned his M.S. in Industrial Administration from Carnegie Mellon University.

     Henry A. Frantzen, Drew J. Collins, Alexandre de Bethmann, and Frank Semack are portfolio managers for the foreign stocks asset category. Henry A. Frantzen has been a portfolio manager of the Fund since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995.

     Drew J. Collins has been a portfolio manager of the Fund since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

     Alexandre de Bethmann has been a portfolio manager of the Fund since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.

     Frank Semack has been a portfolio manager of the Fund since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as aPortfolio Manager/Associate Director of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

     Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category. Susan M. Nason has been a portfolio manager of the Fund since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp. since April 1997. Ms. Nason served as a Vice President of the Fund's Adviser and Federated Research Corp. from 1993 to 1997 and as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

     Joseph M. Balestrino has been a portfolio manager of the Fund since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser and Federated Research Corp. since 1995. Mr. Balestrino served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

     Kathleen M. Foody-Malus and Robert E. Cauley are portfolio managers for the mortgage-backed securities asset category. Kathleen M. Foody-Malus has performed these duties since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

     Robert E. Cauley has been a portfolio manager of the Fund since July 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University. Joseph M. Balestrino and John T. Gentry are portfolio managers for the investment-grade corporate bonds asset category. Mr. Balestrino has performed these duties since the Fund's inception.

     John T. Gentry has been a portfolio manager of the Fund since July 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

     Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp. since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Fund's Adviser and Federated Research Corp. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh. Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Messrs. Frantzen, Collins and Kowit have performed these duties since November 1995.

     Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock
     Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

     Micheal W. Casey, Ph.D. has been a portfolio manager of the Fund since January 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

     Distribution of Institutional Shares

     Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. Administration of the Fund


Administrative Services. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:
                  Maximum            Average Aggregate Daily Net
               Administrative Fee    Assets of the Federated Funds
                  0.15%              on the first $250 million
                  0.125%             on the next $250 million
                  0.10%              on the next $250 million
                  0.075%             on assets in excess of $750 million

      The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

Shareholder Services. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time
by the Fund and Federated Shareholder Services.      Supplemental Payments to
Financial Institutions. In addition to receiving the payments under the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
     Brokerage Transactions


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
     Net Asset Value
The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
     Investing in Institutional Shares
     Share Purchases

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail. To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request. Through a Financial Institution. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. By Wire. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Managed Growth Fund-- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at
the telephone number listed on your account statement.     By Mail. To purchase
Shares by mail, send a check made payable to Federated Managed Growth Fund--Institutional Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.
     Minimum Investment Required

The minimum initial investment in Shares is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.
     What Shares Cost

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
     Systematic Investment Program

Once a Fund account had been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

     Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions.) In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

     Dividends

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.
     Capital Gains

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.
     Redeeming Institutional Shares
The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.
     Through a Financial Institution

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written instructions to the Fund. The financial institution may charge customary fees and commissions for this service.
     Telephone Redemption

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.
     Written Requests


Redeeming Shares By Mail. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above. The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a
redemption request is processed.      Shareholders requesting a redemption of
any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
     Systematic Withdrawal Program

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $25,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.
     Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
     Shareholder Information
     Voting Rights


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election
of Trustees under certain circumstances.      Trustees may be removed by the
Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.
     Tax Information
     Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.
     State and Local Taxes


      In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
     Performance Information
From time to time, the Fund advertises its total return and yield for Shares. Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.
     Other Classes of Shares
The Fund also offers another class of shares called Select Shares that are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $1,500. Select Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees. Select Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Select Shares and Institutional Shares may affect the performance of each class. To obtain more information and a prospectus for Select Shares, investors may call 1-800-341-7400.

     Appendix
Standard and Poor's Ratings Group Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. CI--The rating CI is reserved for income bonds on which no interest is being paid. D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Investors Service, Inc., Corporate Bond Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Fitch Investors Service, Inc., Long-Term Debt Ratings AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C--Bonds are in imminent default in payment of interest or principal. DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery. NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

     Addresses
      Federated Managed Growth Fund
            Institutional Shares          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Distributor
            Federated Securities Corp.    Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Investment Adviser
            Federated Management          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779


      Sub- Adviser
            Federated Global              175 Water Street
            Research Corp.                New York, New York 10038-4965


      Custodian
            State Street Bank and         P.O. Box 8600
            Trust Company                 Boston, Massachusetts 02266-8600

      Transfer Agent and Dividend Disbursing Agent
            Federated Shareholder         P.O. Box 8600
            Services Company              Boston, Massachusetts 02266-8600

      Independent Public Accountants
            Arthur Andersen LLP           2100 One PPG Place
                                          Pittsburgh, Pennsylvania 15222

--------------------------------------------------------------------------------


                                               Federated Managed
                                               Growth Fund
                                               Institutional Shares
--------------------------------------------------------------------------------

                                               Prospectus


                                               A Diversified Portfolio
                                               of Managed Series Trust,
                                               an Open-End Management
                                               Investment Company


                                               Prospectus dated January 31, 1998

     Distributor
     A subsidiary of Federated Investors
     Federated Investors Tower
     Pittsburgh, PA  15222-3779

[GRAPHIC OMITTED]FEDERATED SECURITIES CORP.

[GRAPHIC OMITTED]

     CUSIP 56166K503
     3122010A-SS (1/98)

--------------------------------------------------------------------------------

     Federated Managed Growth Fund
     (A Portfolio of Managed Series Trust)
     Select Shares

     Prospectus
--------------------------------------------------------------------------------

The Select Shares of Federated Managed Growth Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund). The investment objective of the Fund is to seek capital appreciation. In pursuing its objective, the Fund will consider the current income of the investments it selects. The Fund invests in both bonds and stocks. Select Shares are sold at net asset value. The Select Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these select shares involves investment risks, including the possible loss of principal. This prospectus contains the information you should read and know before you invest in Select Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Select Shares and Institutional Shares of all portfolios of the Trust dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov). THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated January 31, 1998

     Table of Contents
Will be generated when document is complete.

     Summary of Fund Expenses
To be added.

     Financial Highlights - Select Shares
To be added.

     General Information
The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund, known as Select Shares and Institutional Shares. This prospectus relates only to Select Shares. Select Shares ("Shares") of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of bonds and equities. A minimum initial investment of $1,500 is required. Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.
     Investment Information
     Investment Objective

The investment objective of the Fund is to seek capital appreciation. In pursuing its objective, the Fund will consider the current income of the investments it selects. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.
     Investment Policies

Asset Allocation. The Fund will primarily invest in two types of assets: equities and bonds. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion. Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for each asset category's portfolio commitment.

The Fund will invest between 50 and 70% of its assets in equities. The equities asset categories are large company stocks, small company stocks, and foreign stocks. The Fund will invest between 30 and 50% of its assets in bonds. The Fund's adviser believes that bonds offer opportunities for growth of capital or otherwise may be desirable under prevailing market or economic conditions. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds. The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:
             Asset Category                           Range
                 Equities                             50-70%
                 Large Company Stocks                 30-50%
                 Small Company Stocks                 5-15%
                 Foreign Stocks                       5-15%
                 Bonds                                30-50%
                 U.S. Treasury Securities             0-40%
                 Mortgage-Backed Securities           0-15%
                 Investment-Grade Corporate Bonds     0-15%
                 High Yield Corporate Bonds           0-15%
                 Foreign Bonds                        0-15%

The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, foreign stocks are judged to be unusually attractive relative to other asset categories, the allocation for foreign stocks may be moved to its upper limit. At other times, when foreign stocks appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund. Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset categories. Equity Asset Categories. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:

         Large Company Stocks. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25% of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 50% of its total assets in large company stocks.


         Small Company Stocks. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price x number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to 15% of its total assets in small company stocks.

            Investment Risks. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, small company stocks may decline in price as large company stocks rise in price or vice versa.

         Foreign Stocks. The Fund invests in non-equity securities. A substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to 15% of its total assets in foreign stocks.


Bond Asset Categories. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. Generally, the Fund will invest in Bond Assets which are believed to offer opportunities for growth of capital when the adviser believes interest rates will decline and, therefore, the value of the debt securities will increase, or the market value of bonds will increase due to factors affecting certain types of bonds or particular issuers, such as improvement in credit quality due to company fundamentals or economic conditions or assumptions on changes in trends in prepayment rates with respect to mortgage-backed securites. The average duration of the Fund's Bond Assets will be not less than four nor more than six years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.


     U.S. Treasury Securities. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 40% of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.


         Mortgage-Backed Securities. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 15% of its total assets in mortgage-backed securities.


         Investment-Grade Corporate Bonds. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 15% of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.


         High Yield Corporate Bonds. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 15% of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above. The Fund may invest in the High Yield Bond Portfolio, a portfolio of Federated Core Trust, as an efficient means of investing in high-yield debt obligations. Federated Core Trust is a registered investment company advised by Federated Research Corp., an affiliate of the Fund's adviser. The High Yield Bond Portfolio's investment objective is to seek high current income and its primary investment policy is to invest in lower-rated, high-yield debt securities. The High Yield Bond Portfolio currently does not charge an advisory fee and is sold without any sales charge. The High Yield Bond Porftolio may incur expenses for administrative and accounting services. The Fund's adviser anticipates that the High Yield Bond Portfolio will provide the Fund broad diversity and exposure to all aspects of the high-yield bond sector of the market while at the same time providing greater liquidity than if high-yield debt obligations were purchased separately for the Fund. The Fund will be deemed to own a pro rata portion of each investment of the High Yield Bond Portfolio.

            Investment Risks. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities. Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

         Foreign Bonds. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to 15% of its total assets in foreign bonds.

Acceptable Investments

     Equity  Securities.   Common  stocks  represent  ownership  interest  in  a
     corporation. Foreign stocks are equity securities of foreign issuers.


         Foreign Securities. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or by Standard & Poor's Ratings Group ("Standard & Poor's") (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.
            Investment Risks. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

         Repurchase Agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

         Convertible Securities. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS - (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS - (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS - (Preferred Equity Redemption Cumulative Stock (an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES - (Preferred Redeemable Increased Dividend Securities (which are essentially the same as DECS; the difference is little more than who initially underwrites the issue). The adviser may treat convertible securities as large company stocks, small company stocks, or high yield corporate bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase. Please see "High Yield Corporate Bonds."

     U.S. Treasury and Other U.S. Government Securities. The U.S. Treasury and other U.S. government securities in which the Fund invests are either
     issued  or   guaranteed   by  the  U.S.   government,   its   agencies   or
     instrumentalities. The U.S. government securities in which the Fund may invest are limited to:

          o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

          o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

          o    notes,  bonds, and discount notes of U.S.  government agencies or
               instrumentalities   which  receive  or  have  access  to  federal
               funding; and

          o    notes,  bonds,  and  discount  notes  of  other  U.S.  government
               instrumentalities   supported   only   by  the   credit   of  the
               instrumentalities.

     The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements. Mortgage-Backed Securities. Mortgage-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be:

     o issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

     o privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

     o privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

     o other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

            Collateralized Mortgage Obligations ("CMOs"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure: o Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

          o The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

          o The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

            Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested. The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO. Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property. Characteristics of Mortgage-Backed Securities. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates. In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.

          Corporate Bonds. The investment-grade corporate bonds in which the Fund invests are:

          o rated within the four highest ratings for corporate bonds by Moody's (Aaa, Aa, A, or Baa), Standard & Poor's (AAA, AA, A, or
               BBB), or Fitch Investors Service,  Inc. ("Fitch") (AAA, AA, A, or
               BBB);


         o unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or

         o unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

         Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.


Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

Foreign Currency Transactions. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.
         Currency Risks. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.
Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 15% of its total assets in forward foreign currency exchange contracts.

Options. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price. Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options. Futures and Options on Futures. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs. The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.
         Risks. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other consideration when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.
     Investment Limitations

The Fund will not:

         o borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings;


         o lend any securities except for portfolio securities; or

         o underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.
     Trust Information
     Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board. Investment Adviser. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

         Advisory Fees. The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

         Adviser's Background. Federated Management , a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

          Sub-Adviser. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

         Sub-Advisory Fees. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

         Sub-Adviser's Background. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.

          The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


      Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


      The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.


Portfolio Managers' Backgrounds.

Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University. The portfolio managers for each of the individual asset categories are as follows:

Charles A. Ritter, Scott B. Schermerhorn, Michael P. Donnelly, and James E. Grefenstette are the portfolio managers for the domestic large company stocks asset category. Mr. Ritter has performed these duties since the Fund's inception. Scott B. Schermerhorn has been a portfolio manager of the Fund since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser and Federated Researc Corp. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

Michael P. Donnelly has been a portfolio manager of the Fund since June 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1994. He served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

James E. Grefenstette has been a portfolio manager of the Fund since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1996. From 1994 until 1996, Mr. Grefenstette acted as an Assistant Vice President of the Fund's Adviser and Federated Research Corp., and served as an Investment Analyst of the Adviser from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Aash M. Shah and Keith J. Sabol are the portfolio managers for the domestic small company stocks asset category. Aash M. Shah has been a portfolio manager of the Fund since December 1995. Mr. Shah joined Federated Investors in 1993 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since January 1997. Mr. Shah served as an Assistant Vice President of the Adviser and Federated Research Corp. from 1995 to 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

Keith J. Sabol has been a portfolio manager of the Fund since June 1997. Mr. Sabol joined Federated Investors in 1994 and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since January 1997. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for the Fund's Adviser from 1994 to 1996. During 1992 and 1993, Mr. Sabol earned his M.S. in Industrial Administration from Carnegie Mellon University.

Henry A. Frantzen, Drew J. Collins, Alexandre de Bethmann, and Frank Semack are portfolio managers for the foreign stocks asset category. Henry A. Frantzen has been a portfolio manager of the Fund since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995.

Drew J. Collins has been a portfolio manager of the Fund since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

Alexandre de Bethmann has been a portfolio manager of the Fund since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.

Frank Semack has been a portfolio manager of the Fund since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as aPortfolio Manager/Associate Director of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category. Susan M. Nason has been a portfolio manager of the Fund since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp. since April 1997. Ms. Nason served as a Vice President of the Fund's Adviser and Federated Research Corp. from 1993 to 1997 and as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Joseph M. Balestrino has been a portfolio manager of the Fund since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser and Federated Research Corp. since 1995. Mr. Balestrino served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

Kathleen M. Foody-Malus and Robert E. Cauley are the portfolio managers for the mortgage-backed securities asset category. Kathleen M. Foody-Malus has performed these duties since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Robert E. Cauley has been a portfolio manager of the Fund since July 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University. Joseph M. Balestrino and John T. Gentry are portfolio managers for the investment-grade corporate bonds asset category. Mr. Balestrino has performed these duties since the Fund's inception.

John T. Gentry has been a portfolio manager of the Fund since July 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp. since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Fund's Adviser and
Federated Research Corp. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh. Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Messrs. Frantzen, Collins and Kowit have performed these duties since November 1995.

Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

Micheal W. Casey, Ph.D. has been a portfolio manager of the Fund since January 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.

     Distribution of Select Shares

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

Distribution Plan and Shareholder Services. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of 0.75% of the average daily net assets of Select Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay separately for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan. In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Select Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Supplemental Payments to Financial Institutions. In addition to receiving the payments under the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
     Administration of the Fund


Administrative Services. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:
                  Maximum                 Average Aggregate Daily Net
               Administrative Fee         Assets of the Federated Funds
                  0.15%                   on the first $250 million
                  0.125%                   on the next $250 million
                  0.10%                   on the next $250 million
                  0.075%                  on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.
     Brokerage Transactions


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

     Net Asset Value
The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
     Investing in Select Shares
     Share Purchases

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail. To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request. Through a Financial Institution. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. By Wire. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Managed Growth Fund-- Select Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

By Mail. To purchase Shares by mail, send a check made payable to Federated Managed Growth Fund--Select Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

     Minimum Investment Required

The minimum initial investment in Shares is $1,500. Accounts established through a financial intermediary may be subject to a smaller minimum investment.
     What Shares Cost

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Systematic Investment Program

Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

     Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions.) In addition, shareholders will
recei    eriodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.
     Dividends

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.
     Capital Gains

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.
     Redeeming Select Shares
The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.
     Through a Financial Institution

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.
     Telephone Redemption

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.
     Written Requests


Redeeming Shares By Mail. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above. The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
     Systematic Withdrawal Program

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.
     Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,500. This requirement does not apply, however, if the balance falls below $1,500 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
     Shareholder Information
     Voting Rights


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.
     Tax Information
     Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.
     State and Local Taxes


      In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
     Performance Information
From time to time, the Fund advertises its total return and yield for Shares. Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Fund's Select Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.
     Other Classes of Shares
The Fund also offers another class of shares called Institutional Shares that are sold at net asset value primarily to financial institutions acting in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period. Institutional Shares are distributed without a 12b-1 Plan but are subject to shareholder services fees. Institutional Shares and Select Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Select Shares may affect the performance of each class. To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

     Appendix
Standard and Poor's Ratings Group Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. CI--The rating CI is reserved for income bonds on which no interest is being paid. D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Investors Service, Inc., Corporate Bond Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Fitch Investors Service, Inc., Long-Term Debt Ratings AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C--Bonds are in imminent default in payment of interest or principal. DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery. NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

     Addresses
      Federated Managed Growth Fund
            Select Shares                 Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Distributor
            Federated Securities Corp.    Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Investment Adviser
            Federated Management          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779


      Sub- Adviser
            Federated Global              175 Water Street
            Research Corp.                New York, New York 10038-4965



      Custodian
            State Street Bank and         P.O. Box 8600
            Trust Company                 Boston, Massachusetts 02266-8600

      Transfer Agent and Dividend Disbursing Agent
            Federated Shareholder         P.O. Box 8600
            Services Company              Boston, Massachusetts 02266-8600

      Independent Public Accountants
            Arthur Andersen LLP            2100 One PPG Place
                                          Pittsburgh, Pennsylvania 15222

--------------------------------------------------------------------------------


                                               Federated Managed Growth Fund
                                               Select Shares
--------------------------------------------------------------------------------

                                               Prospectus


                                               A Diversified Portfolio
                                               of Managed Series Trust,
                                               an Open-End Management
                                               Investment Company


                                               Prospectus dated January 31, 1998



[GRAPHIC OMITTED]FEDERATED SECURITIES CORP.


     Distributor
     A subsidiary of Federated Investors
     Federated Investors Tower
     Pittsburgh, PA  15222-3779
[GRAPHIC OMITTED]

     CUSIP 56166K602
     3122011A-SEL (1/98)

--------------------------------------------------------------------------------
     Federated Managed Aggressive Growth Fund
     (A Portfolio of Managed Series Trust)
     Institutional Shares

     Prospectus
--------------------------------------------------------------------------------

The Institutional Shares of Federated Managed Aggressive Growth Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund). The investment objective of the Fund is to seek capital appreciation. The Fund invests in both bonds and stocks. Institutional Shares are sold at net asset value. The Institutional Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these Institutional Shares involves investment risks, including the possible loss of principal. This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.
    The Fund has also filed a Statement of Additional Information for Institutional Shares and Select Shares of all portfolios of the Trust dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov). THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated January 31, 1998

     Table of Contents
Will be generated when document is complete.

     Summary of Fund Expenses
To be added.

     Financial Highlights - Institutional Shares
To be added.

     General Information
The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interest in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund, known as Institutional Shares and Select Shares. This prospectus relates only to Institutional Shares. Institutional Shares ("Shares") of the Fund are designed to give institutions, individuals, and financial institutions acting in a fiduciary or agency capacity a convenient means of accumulating an interest in a professionally managed, diversified investment portfolio. A minimum initial investment of $25,000 over a 90-day period is required. Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.
     Investment Information
     Investment Objective

The investment objective of the Fund is to seek capital appreciation. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.
     Investment Policies

Asset Allocation. The Fund will primarily invest in two types of assets: equities and bonds. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion. Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for
each asset category's portfolio commitment.     The Fund will invest between 70
and 90% of its assets in equities. The equities asset categories are large company stocks, small company stocks, and foreign stocks. The Fund will invest between 10 and 30% of its assets in bonds. The Fund's adviser believes that bonds offer opportunities for growth of capital or otherwise may be desirable under prevailing market or economic conditions. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds. The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:
             Asset Category                           Range
                 Equities                             70-90%
                 Large Company Stocks                 40-60%
                 Small Company Stocks                 10-20%
                 Foreign Stocks                       10-20%
                 Bonds                                10-30%
                 U.S. Treasury Securities             0-20%
                 Mortgage-Backed Securities           0-10%
                 Investment-Grade Corporate Bonds     0-10%
                 High Yield Corporate Bonds           0-10%
                 Foreign Bonds                        0-10%

The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, foreign stocks are judged to be unusually attractive relative to other asset categories, the allocation for foreign stocks may be moved to its upper limit. At other times, when foreign stocks appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund. Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset categories. Equity Asset Categories. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:
         Large Company Stocks. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25% of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 60% of its total assets in large company stocks.


         Small Company Stocks. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to 20% of its total assets in small company stocks.

            Investment Risks. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, small company stocks may decline in price as large company stocks rise in price or vice versa.

         Foreign Stocks. The Fund invests in non-U.S. equity securities. A substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to 20% of its total assets in foreign stocks.


Bond Asset Categories. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. Generally, the Fund will invest in Bond Assets which are believed to offer opportunities for growth of capital when the adviser believes interest rates will decline and, therefore, the value of the debt securities will increase, or the market value of bonds will increase due to factors affecting certain types of bonds or particular issuers, such as improvement in credit quality due to company fundamentals or economic conditions or assumptions on changes in trends in prepayment rates with respect to mortgage-backed securites. The average duration of the Fund's Bond Assets will be not less than four nor more than six years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.

     U.S. Treasury Securities. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 20% of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.


         Mortgage-Backed Securities. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 10% of its total assets in mortgage-backed securities.


         Investment-Grade Corporate Bonds. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 10% of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.


         High Yield Corporate Bonds. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 10% of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above. The Fund may invest in the High Yield Bond Portfolio, a portfolio of Federated Core Trust, as an efficient means of investing in high-yield debt obligations. Federated Core Trust is a registered investment company advised by Federated Research Corp., an affiliate of the Fund's adviser. The High Yield Bond Portfolio's investment objective is to seek high current income and its primary investment policy is to invest in lower-rated, high-yield debt securities. The High Yield Bond Portfolio currently does not charge an advisory fee and is sold without any sales charge. The High Yield Bond Porftolio may incur expenses for administrative and accounting services. The Fund's adviser anticipates that the High Yield Bond Portfolio will provide the Fund broad diversity and exposure to all aspects of the high-yield bond sector of the market while at the same time providing greater liquidity than if high-yield debt obligations were purchased separately for the Fund. The Fund will be deemed to own a pro rata portion of each investment of the High Yield Bond Portfolio.

            Investment Risks. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities. Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

         Foreign Bonds. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to 10% of its total assets in foreign bonds.

Acceptable Investments
         Equity Securities. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Foreign stocks are equity securities of foreign issuers.

         Foreign Securities. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or by Standard & Poor's Ratings Group ("Standard & Poor's") (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.


            Investment Risks. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

         Repurchase Agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

         Convertible Securities. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS - (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS - (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS - (Preferred Equity Redemption Cumulative Stock (an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES - (Preferred Redeemable Increased Dividend Securities (which are essentially the same as DECS; the difference is little more than who initially underwrites the issue). The adviser may treat convertible securities as large company stocks, small company stocks, or high yield corporate bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase. Please see "High Yield Corporate Bonds."

          U.S. Treasury and Other U.S. Government Securities. The U.S. Treasury and other U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest are limited to:

          o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

          o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

          o notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

          o  notes,   bonds,  and  discount  notes  of  other  U.S.   government
          instrumentalities    supported    only   by   the    credit   of   the
          instrumentalities.

          The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements. Mortgage-Backed Securities. Mortgaged-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be: o issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

          o privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

          o privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

         o other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

              Collateralized Mortgage Obligations ("CMOs"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure: o Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

              o The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

              o The classes of securities are retired sequentially. All
                principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

              Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested. The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO. Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property. Characteristics of Mortgage-Backed Securities. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates. In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed-income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.
         Corporate Bonds. The investment-grade corporate bonds in which the Fund invests are:

         o rated within the four highest ratings for corporate bonds by Moody's (Aaa, Aa, A, or Baa), Standard & Poor's (AAA, AA, A,or BBB), or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A, or BBB);


         o unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or

         o unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

         Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal
to at least 100% of the value of the securities loaned.      Foreign Currency
Transactions. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.
         Currency Risks. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.
Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30
days, depending upon local custom.     The Fund may also protect against the
decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 20% of its total assets in forward foreign currency exchange contracts.
     Options. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price. Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options. Futures and Options on Futures. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs. The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.
         Risks. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other consideration when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.
     Investment Limitations

The Fund will not:

         o borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings;


         o lend any securities except for portfolio securities; or

         o underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.
     Trust Information
     Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board. Investment Adviser. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
         Advisory Fees. The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

         Adviser's Background. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

          Sub-Adviser. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

         Sub-Advisory Fees. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

         Sub-Adviser's Background. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.

          The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500
financial institutions nationwide.      The Trust, the Adviser, and the
Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.
Portfolio Managers' Backgrounds.     Charles A. Ritter is the portfolio manager
for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University. The portfolio managers for each of the individual asset categories are as follows: Charles A. Ritter, Scott B. Schermerhorn, Michael P. Donnelly, and James E. Grefenstette are the portfolio managers for the domestic large company stocks asset category. Mr. Ritter has performed these duties since the Fund's inception. Scott B. Schermerhorn has been a portfolio manager of the Fund since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser and Federated Research Corp. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University. Michael P. Donnelly has been a portfolio manager of the Fund since June 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1994. He served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia. James E. Grefenstette has been a portfolio manager of the Fund since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1996. From 1994 until 1996, Mr. Grefenstette acted as an Assistant Vice President of the Fund's Adviser and Federated Research, and served as an Investment Analyst of the Adviser from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University. Aash M. Shah and Keith J. Sabol are the portfolio managers for the domestic small company stocks asset category. Aash M. Shah has been a portfolio manager of the Fund since December 1995. Mr. Shah joined Federated Investors in 1993 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since January 1997. Mr. Shah served as an Assistant Vice President of the Adviser from 1995 to 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst. Keith J. Sabol has been a portfolio manager of the Fund since June 1997. Mr. Sabol joined Federated Investors in 1994 and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since January 1997. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for the Fund's Adviser from 1994 to 1996. During 1992 and 1993, Mr. Sabol earned his M.S. in Industrial Administration from Carnegie Mellon University. Henry A. Frantzen, Drew J. Collins, Alexandre de Bethmann, and Frank Semack are portfolio managers for the foreign stocks asset category. Henry A. Frantzen has been a portfolio manager of the Fund since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995. Drew J. Collins has been a portfolio manager of the Fund since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania. Alexandre de Bethmann has been a portfolio manager of the Fund since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University. Frank Semack has been a portfolio manager of the Fund since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as aPortfolio Manager/Associate Director of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics. Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category. Susan M. Nason has been a portfolio manager of the Fund since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's Adviser and Federated Reserach Corp. since April 1997. Ms. Nason served as a Vice President of the Fund's Adviser and Federated Research Corp. from 1993 to 1997, and as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University. Joseph M. Balestrino has been a portfolio manager of the Fund since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser and Federated Research Corp. since 1995. Mr. Balestrino served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh. Kathleen
M. Foody-Malus and Robert E. Cauley are portfolio managers for the mortgage-backed securities asset category. Kathleen M. Foody-Malus has performed these duties since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser and Federated Research Corp. from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh. Robert E. Cauley has been a portfolio manager of the Fund since July 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University. Joseph M. Balestrino and John T. Gentry are portfolio managers for the investment-grade corporate bonds asset category. Mr. Balestrino has performed these duties since the Fund's inception. John T. Gentry has been a portfolio manager of the Fund since July 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University. Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp. since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Fund's Adviser and Federated Research Corp. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh. Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Messrs. Frantzen, Collins and Kowit have performed these duties since November 1995. Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance. Micheal W. Casey, Ph.D. has been a portfolio manager of the Fund since January 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.
     Distribution of Institutional Shares

          Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

     Administration of the Fund


Administrative Services. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:
                  Maximum               Average Aggregate Daily Net
               Administrative Fee       Assets of The Federated Funds
                  0.151%                on the first $250 million
                  0.125%                on the next $250 million
                  0.10%                 on the next $250 million
                  0.075%                on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

Shareholder Services. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time
by the Fund and Federated Shareholder Services.      Supplemental Payments to
Financial Institutions. In addition to receiving the payments under the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
     Brokerage Transactions


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
     Net Asset Value
The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
     Investing in Institutional Shares
     Share Purchases

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail. To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request. Through a Financial Institution. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. By Wire. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Managed Aggressive Growth Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services
representative at the telephone number listed on your account statement.     By
Mail. To purchase Shares by mail, send a check made payable to Federated Managed Aggressive Growth Fund--Institutional Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.
     Minimum Investment Required

The minimum initial investment in Shares is $25,000. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.
     What Shares Cost

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
     Systematic Investment Program

Once a Fund account had been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

     Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions.) In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

     Dividends

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.
     Capital Gains

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.
     Redeeming Institutional Shares
The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.
     Through a Financial Institution

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.
     Telephone Redemption

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.
     Written Requests


Redeeming Shares By Mail. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above. The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a
redemption request is processed.      Shareholders requesting a redemption of
any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
     Systematic Withdrawal Program

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $25,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.
     Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
     Shareholder Information
     Voting Rights


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election
of Trustees under certain circumstances.      Trustees may be removed by the
Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.
     Tax Information
     Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.
     State and Local Taxes


      In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
     Performance Information
From time to time, the Fund advertises its total return and yield for Shares. Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the SEC) earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.
     Other Classes of Shares
The Fund also offers another class of shares called Select Shares that are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $1,500. Select Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees. Select Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Select Shares and Institutional Shares may affect the performance of each class. To obtain more information and a prospectus for Select Shares, investors may call 1-800-341-7400.

     Appendix
Standard and Poor's Ratings Group Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. CI--The rating CI is reserved for income bonds on which no interest is being paid. D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Investors Service, Inc., Corporate Bond Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Fitch Investors Service, Inc., Long-Term Debt Ratings AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C--Bonds are in imminent default in payment of interest or principal. DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery. NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

     Addresses
      Federated Managed Aggressive Growth Fund
            Institutional Shares          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Distributor
            Federated Securities Corp.    Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Investment Adviser
            Federated Management          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779


      Sub-Adviser
            Federated Global              175 Water Street
            Research Corp.                New York, New York 10038-4965


      Custodian
            State Street Bank and         P.O. Box 8600
            Trust Company                 Boston, Massachusetts 02266-8600

      Transfer Agent and Dividend Disbursing Agent
            Federated Shareholder         P.O. Box 8600
            Services Company              Boston, Massachusetts 02266-8600

      Independent Public Accountants
            Arthur Andersen LLP           2100 One PPG Place
                                          Pittsburgh, Pennsylvania 15222

                                               Federated Managed
                                               Agressive Growth Fund
                                               Institutional Shares
--------------------------------------------------------------------------------

                                               Prospectus

                                               A Diversified Portfolio of
                                               Managed Series Trust,
                                               an Open-End Management
                                               Investment Company



                                          Prospectus dated January 31, 1998



[GRAPHIC OMITTED]FEDERATED SECURITIES CORP.

     Distributor
     A subsidiary of Federated Investors
     Federated Investors Tower
     Pittsburgh, PA  15222-3779
[GRAPHIC OMITTED]

     CUSIP 56166K 701
     3122009A-SS (1/98)




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     Federated Managed Aggressive Growth Fund
     (A Portfolio of Managed Series Trust)
     Select Shares

     Prospectus
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The Select Shares of Federated Managed Aggressive Growth Fund (the "Fund")
offered by this prospectus represent interests in the Fund, which is a diversified investment portfolio of Managed Series Trust (the "Trust"). The Trust is an open-end management investment company (a mutual fund). The investment objective of the Fund is to seek capital appreciation. The Fund invests in both bonds and stocks. Select Shares are sold at net asset value. The Select Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these Select Shares involves investment risks, including the possible loss of principal. This prospectus contains the information you should read and know before you invest in Select Shares of the
Fund. Keep this prospectus for future reference.     The Fund has also filed a
Statement of Additional Information for Select Shares and Institutional Shares of all portfolios of the Trust dated January 31, 1998 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov). THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated January 31, 1998


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     Table of Contents
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     Summary of Fund Expenses
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     Financial Highlights - Select Shares
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     General Information
The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 15, 1993. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Fund, known as Select Shares and Institutional Shares. This prospectus relates only to Select Shares. Select Shares ("Shares") of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of bonds and equities. A minimum initial investment of $1,500 is required. Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.
     Investment Information
     Investment Objective

The investment objective of the Fund is to seek capital appreciation. There can be, of course, no assurance that the Fund will achieve its investment objective. The Fund's investment objective cannot be changed without the approval of shareholders. Unless otherwise noted, the Fund's investment policies may be changed by the Trustees without shareholder approval.
     Investment Policies

Asset Allocation. The Fund will primarily invest in two types of assets: equities and bonds. The Fund's investment approach is based on the conviction that, over time, the choice of investment asset categories and their relative long-term weightings within the portfolio will have the primary impact on its investment performance. Of secondary importance to the Fund's performance are the shifting of money among asset categories and the selection of securities within asset categories. Therefore, the Fund will pursue its investment objective in the following manner: (1) by setting long-term ranges for each asset category; (2) by moving money among asset categories within those defined ranges; and (3) by actively selecting securities within each of the asset categories. The Fund attempts to minimize risk by allocating its assets in such a fashion. Within each of these types of investments, the Fund has designated asset categories. As a matter of investment policy, ranges have been set for
each asset category's portfolio commitment.     The Fund will invest between 70
and 90% of its assets in equities. The equities asset categories are large company stocks, small company stocks, and foreign stocks. The Fund will invest between 10 and 30% of its assets in bonds. The Fund's adviser believes that bonds offer opportunities for growth of capital or otherwise may be desirable under prevailing market or economic conditions. The bond asset categories are U.S. Treasury securities, mortgage-backed securities, investment-grade corporate bonds, high yield corporate bonds and foreign bonds. The following is a summary of the asset categories and the amount of the Fund's total assets which may be invested in each asset category:
             Asset Category                           Range
                 Equities                             70-90%
                 Large Company Stocks                 40-60%
                 Small Company Stocks                 10-20%
                 Foreign Stocks                       10-20%
                 Bonds                                10-30%
                 U.S. Treasury Securities             0-20%
                 Mortgage-Backed Securities           0-10%
                 Investment-Grade Corporate Bonds     0-10%
                 High Yield Corporate Bonds           0-10%
                 Foreign Bonds                        0-10%

The Fund's adviser will regularly review the Fund's allocation among the asset categories and make any changes, within the ranges established for each asset category, that it believes will provide the most favorable outlook for achieving the Fund's investment objective. The Fund's adviser will attempt to exploit inefficiencies among the various asset categories. If, for example, foreign stocks are judged to be unusually attractive relative to other asset categories, the allocation for foreign stocks may be moved to its upper limit. At other times, when foreign stocks appear to be overvalued, the commitment may be moved down to a lesser allocation. There is no assurance, however, that the adviser's attempts to pursue this strategy will result in a benefit to the Fund. Each asset category within the Fund will be a managed portfolio. The Fund will seek superior investment performance through security selection in addition to determining the percentage of its assets to allocate to each of the asset categories. Equity Asset Categories. The portion of the Fund's assets which is invested in equities will be allocated among the following asset categories within the ranges specified:
         Large Company Stocks. Large company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of high-quality companies selected by the Fund's adviser. Ordinarily, these companies will be in the top 25%of their industries with regard to revenues and have a market capitalization of $500,000,000 or more. However, other factors, such as a company's product position, market share, current earnings and/or dividend and earnings growth prospects, will be considered by the Fund's adviser and may outweigh revenues. The Fund may invest up to 60% of its total assets in large company stocks.


         Small Company Stocks. Small company stocks are common stocks and securities convertible into or exchangeable for common stocks, such as rights and warrants, of companies with a market capitalization (market price number of shares outstanding) below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. These stocks are comparable to, but not limited to, the stocks comprising the Russell 2000 Index, an index of small capitalization stocks. The Fund may invest up to 20% of its total assets in small company stocks.

            Investment Risks. Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Ratings Group 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, small company stocks may decline in price as large company stocks rise in price or vice versa.

         Foreign Stocks. The Fund invests in non-U.S. equity securities. A substantial portion of these will be equity securities of established companies in economically developed countries. These securities may be either dollar-denominated or denominated in foreign currencies. American Depository Receipts ("ADRs"), including dollar denominated ADRs which are issued by domestic banks and traded in the United States on exchanges or over-the-counter, are treated as foreign stocks for purposes of the asset category ranges. The Fund may invest up to 20% of its total assets in foreign stocks.


Bond Asset Categories. The portion of the Fund's assets which is invested in bonds ("Bond Assets") will be allocated among the following asset categories within the ranges specified. The prices of fixed income securities fluctuate inversely to the direction of interest rates. Generally, the Fund will invest in Bond Assets which are believed to offer opportunities for growth of capital when the adviser believes interest rates will decline and, therefore, the value of the debt securities will increase, or the market value of bonds will increase due to factors affecting certain types of bonds or particular issuers, such as improvement in credit quality due to company fundamentals or economic conditions or assumptions on changes in trends in prepayment rates with respect to mortgage-backed securities. The average duration of the Fund's Bond Assets will be not less than four nor more than six years. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility.

          U.S. Treasury Securities. U.S. Treasury securities are direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund may invest up to 20% of its total assets in U.S. Treasury securities. The Fund may invest in other U.S. government securities if, in the judgment of the adviser, other U.S. government securities are more attractive than U.S. Treasury securities.


         Mortgage-Backed Securities. Mortgage-backed securities represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages. Mortgage-backed securities are generally either issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC") or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. The Fund may invest up to 10% of its total assets in mortgage-backed securities.


         Investment-Grade Corporate Bonds. Investment-grade corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BBB or higher by a nationally recognized statistical rating organization ("NRSRO"). The Fund may invest up to 10% of its total assets in investment-grade corporate bonds. In certain cases, the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the investment-grade bonds described above. Yankee bonds, which are U.S. dollar-denominated bonds issued and traded in the United States by foreign issuers, are treated as investment-grade corporate bonds for purposes of the asset category ranges.


         High Yield Corporate Bonds. High yield corporate bonds are corporate debt obligations having fixed or floating rates of interest and which are rated BB or lower by NRSROs (commonly known as junk bonds). The Fund may invest up to 10% of its total assets in high yield corporate bonds. There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category. (See "Appendix.") In certain cases the Fund's adviser may choose bonds which are unrated if it determines that such bonds are of comparable quality or have similar characteristics to the high yield bonds described above. The Fund may invest in the High Yield Bond Portfolio, a portfolio of Federated Core Trust, as an efficient means of investing in high-yield debt obligations. Federated Core Trust is a registered investment company advised by Federated Research Corp., an affiliate of the Fund's adviser. The High Yield Bond Portfolio's investment objective is to seek high current income and its primary investment policy is to invest in lower-rated, high-yield debt securities. The High Yield Bond Portfolio currently does not charge an advisory fee and is sold without any sales charge. The High Yield Bond Porftolio may incur expenses for administrative and accounting services. The Fund's adviser anticipates that the High Yield Bond Portfolio will provide the Fund broad diversity and exposure to all aspects of the high-yield bond sector of the market while at the same time providing greater liquidity than if high-yield debt obligations were purchased separately for the Fund. The Fund will be deemed to own a pro rata portion of each investment of the High Yield Bond Portfolio.

            Investment Risks. Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities. Many corporate debt obligations, including many lower-rated bonds, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

         Foreign Bonds. Foreign bonds are high-quality debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised mainly of foreign government, foreign governmental agency or supranational institution bonds. The Fund will also invest in high-quality debt securities issued by established corporations located primarily in economically developed countries other than the United States and subject to the Fund's credit limitations for foreign bonds. The Fund may invest up to 10% of its total assets in foreign bonds.

Acceptable Investments
         Equity Securities. Common stocks represent ownership interest in a corporation. Unlike bonds, which are debt securities, common stocks have neither fixed maturity dates nor fixed schedules of promised payments. Foreign stocks are equity securities of foreign issuers.

         Foreign Securities. The foreign bonds in which the Fund invests are rated within the four highest ratings for bonds by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or by Standard & Poor's Ratings Group ("Standard & Poor's") (AAA, AA, A or BBB) or are unrated if determined to be of equivalent quality by the Fund's adviser.


            Investment Risks. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities apply to securities issued by foreign corporations and sovereign governments. These risks relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. It may also be more difficult to enforce contractual obligations or obtain court judgments abroad than would be the case in the United States because of differences in the legal systems. If the issuer of the debt or the governmental authorities that control the repayment of the debt would be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, the Fund may have limited legal recourse in the event of default. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issuers; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

         Repurchase Agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

         Convertible Securities. Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security holder, such as DECS - (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS - (Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS - (Preferred Equity Redemption Cumulative Stock (an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES - (Preferred Redeemable Increased Dividend Securities (which are essentially the same as DECS; the difference is little more than who initially underwrites the issue). The adviser may treat convertible securities as large company stocks, small company stocks, or high yield corporate bonds for purposes of the asset category ranges, depending upon current market conditions, including the relationship of the then-current price to the conversion price. The convertible securities in which the Fund invests may be rated "high yield" or of comparable quality at the time of purchase. Please see "High Yield Corporate Bonds."

          U.S. Treasury and Other U.S. Government Securities. The U.S. Treasury and other U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest are limited to:

          o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

          o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

          o    notes,  bonds, and discount notes of U.S.  government agencies or
               instrumentalities   which  receive  or  have  access  to  federal
               funding; and

          o    notes,  bonds,  and  discount  notes  of  other  U.S.  government
               instrumentalities   supported   only   by  the   credit   of  the
               instrumentalities.

          The Fund may also purchase U.S. Treasury securities and the U.S. government securities noted above pursuant to repurchase agreements. Mortgage-Backed Securities. Mortgage-backed securities are securities collateralized by residential mortgages. The mortgage-backed securities in which the Fund may invest may be: o issued by an agency of the U.S. government, typically GNMA, FNMA or FHLMC;

          o privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

          o privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

          o other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

              Collateralized Mortgage Obligations ("CMOs"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure: o Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.

              o The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

              o The classes of securities are retired sequentially. All
                principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest maturity security (or B bond). This process continues until all of the classes have been paid off.

              Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income and the capital portion is reinvested. The Fund will invest only in CMOs which are rated AAA or Aaa by an NRSRO. Real Estate Mortgage Investment Conduits ("REMICs"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property. Characteristics of Mortgage-Backed Securities. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable, fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates. In addition, some of the CMOs purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs and a reduction in the amount of payments made to holders of interest-only SMBSs. It is possible that the Fund might not recover its original investment in interest-only SMBSs if there are substantial prepayments on the underlying mortgages. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed-income securities. The Fund's adviser intends to use this characteristic of interest-only SMBSs to reduce the effects of interest rate changes on the value of the Fund's portfolio, while continuing to pursue the Fund's investment objective.
         Corporate Bonds. The investment-grade corporate bonds in which the Fund invests are:

          o rated within the four highest ratings for corporate bonds by Moody's (Aaa, Aa, A, or Baa), Standard & Poor's (AAA, AA, A, or BBB, or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A, or
               BBB);


         o unrated if other long-term debt securities of that issuer are rated, at the time of purchase, Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch; or

         o unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

         Securities which are rated BBB by Standard & Poor's or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. The high yield corporate bonds in which the Fund invests are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch (commonly known as junk bonds). A description of the rating categories is contained in the Appendix to this prospectus.

Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.



Restricted and Illiquid Securities. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal
to at least 100% of the value of the securities loaned.      Foreign Currency
Transactions. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts. The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.
         Currency Risks. To the extent that debt securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the Fund's assets denominated in that currency will decrease.
Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 30
days, depending upon local custom.     The Fund may also protect against the
decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. The Fund will not invest more than 20% of its total assets in forward foreign currency exchange contracts.
     Options. The Fund may deal in options on foreign currencies, foreign currency futures, securities, and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Fund will use options only to manage interest rate and currency risks. The Fund may write covered call options to generate income. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price. Over-the-counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets and with a wider range of expiration dates and exercise prices, than are exchange traded options. Futures and Options on Futures. The Fund may purchase and sell futures contracts to accommodate cash flows into and out of the Fund's portfolio and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Interest rate futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Fund may utilize stock index futures to handle cash flows into and out of the Fund and to potentially reduce transactional costs. The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security or will make deposits to collateralize the position as discussed above.
         Risks. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, here is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other consideration when the Fund's adviser deems it appropriate to make changes in the Fund's portfolio.
     Investment Limitations

The Fund will not:

         o borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings;


         o lend any securities except for portfolio securities; or

         o underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval.
     Trust Information
     Management of the Trust

Board of Trustees. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board. Investment Adviser. Except as noted below with regard to the sub-adviser, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
         Advisory Fees. The Adviser receives an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the advisory contract, which provides for voluntary reimbursement of expenses by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

         Adviser's Background. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

          Sub-Adviser. Under the terms of the Sub-Advisory Agreement between the Adviser and Federated Global Research Corp. (the "Sub-Adviser"), the Sub-Adviser will provide the Adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

         Sub-Advisory Fees. For its services under the Sub-Advisory Agreement, the Sub-Adviser receives an allocable portion of the Fund's advisory fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

         Sub-Adviser's Background. Federated Global Research Corp., incorporated in Delaware on May 12, 1995, is a registered investment adviser under the Investment Advisers Act of 1940.

          The Adviser and Sub-Adviser are subsidiaries of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


      Federated Management, Federated Global Research Corp. and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.


      The Trust, the Adviser, and the Sub-Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of these codes are subject to review by the Trustees, and could result in severe penalties.


Portfolio Managers' Backgrounds.

Charles A. Ritter is the portfolio manager for the Fund and performs the overall allocation of the assets of the Fund among the various asset categories. He has performed these duties since the Fund's inception. In allocating the Fund's assets, Mr. Ritter evaluates the market environment and economic outlook, utilizing the services of the Adviser's Investment Strategy Committee. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1992. From 1988 until 1991, Mr. Ritter acted as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University. The portfolio managers for each of the individual asset categories are as follows:

Charles A. Ritter, Scott B. Schermerhorn, Michael P. Donnelly, and James E. Grefenstette are the portfolio managers for the domestic large company stocks asset category. Mr. Ritter has performed these duties since the Fund's inception. Scott B. Schermerhorn has been a portfolio manager of the Fund since July 1996. Mr. Schermerhorn joined Federated Investors in 1996 as a Vice President of the Fund's Adviser and Federated Research Corp. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J W Seligman & Co., Inc. Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

Michael P. Donnelly has been a portfolio manager of the Fund since June 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1994. He served as an Assistant Vice President of the Fund's Adviser and Federated Research from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

James E. Grefenstette has been a portfolio manager of the Fund since August 1994. Mr. Grefenstette joined Federated Investors in 1992 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1996. From 1994 until 1996, Mr. Grefenstette acted as an Assistant Vice President of the Fund's Adviser and Federated Research Corp., and served as an Investment Analyst of the Adviser from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

Aash M. Shah and Keith J. Sabol are the portfolio managers for the domestic small company stocks asset category. Aash M. Shah has been a portfolio manager of the Fund since December 1995. Mr. Shah joined Federated Investors in 1993 and has been a Vice President of the Fund's Aviser and Federated Research Corp. since January 1997. Mr. Shah served as an Assistant Vice President of the Adviser and Federated Research Corp. from 1995 to 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

Keith J. Sabol has been a portfolio manager of the Fund since June 1997. Mr. Sabol joined Federated Investors in 1994 and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since January 1997. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for the Fund's investment adviser from 1994 to 1996. During 1992 and 1993, Mr. Sabol earned his M.S. in Industrial Administration from Carnegie Mellon University.

Henry A. Frantzen, Drew J. Collins, Alexandre de Bethmann, and Frank Semack are portfolio managers for the foreign stocks asset category. Henry A. Frantzen has been a portfolio manager of the Fund since November 1995. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 to 1995.

Drew J. Collins has been a portfolio manager of the Fund since November 1995. Mr. Collins joined Federated Investors in 1995 as a Senior Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

Alexandre de Bethmann has been a portfolio manager of the Fund since November 1995. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.

Frank Semack has been a portfolio manager of the Fund since November 1995. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as aPortfolio Manager/Associate Director of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

Susan M. Nason and Joseph M. Balestrino are portfolio managers for the U.S. Treasury securities asset category. Susan M. Nason has been a portfolio manager of the Fund since the Fund's inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp since April 1997. Ms. Nason served as a Vice President of the Fund's Adviser and Federated Research Corp. from 1993 to 1997, and as an Assistant Vice President of the Adviser and Federated Research Corp.from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University. Joseph M. Balestrino has been a portfolio manager of the Fund since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been Vice President of the Fund's Adviser and Federated Research Corp. since 1995. Mr. Balestrino served as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his M.A. in Urban and Regional Planning from the University of Pittsburgh.

Kathleen M. Foody-Malus and Robert E. Cauley are portfolio managers for the mortgage-backed securities asset category. Kathleen M. Foody-Malus has performed these duties since the Fund's inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's Adviser and Federated Research Corp. since 1993. Ms. Foody-Malus served as an Assistant Vice President of the Adviser and Federated Researc Corp. from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

Robert E. Cauley has been a portfolio manager of the Fund since July 1997. Mr. Cauley joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Adviser and Federated Research Corp. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994, Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University. Joseph M. Balestrino and John T. Gentry are portfolio managers for the investment-grade corporate bonds asset category. Mr. Balestrino has performed these duties since the Fund's inception.

John T. Gentry has been a portfolio manager of the Fund since July 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's Adviser and Federated Research Corp. since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

Mark E. Durbiano is the portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's Adviser and Federated Research Corp. since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Fund's Adviser and Federated Research Corp. Mr.

Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh. Henry A. Frantzen, Drew J. Collins, Robert M. Kowit and Micheal W. Casey are portfolio managers for the foreign bonds asset category. Messrs. Frantzen, Collins and Kowit have performed these duties since November 1995.

Robert M. Kowit joined Federated Investors in 1995 as a Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

Micheal W. Casey, Ph.D. has been a portfolio manager of the Fund since January 1997. Mr. Casey joined Federated Investors in 1996 as an Assistant Vice President of the Fund's Sub-Adviser and Federated Research Corp. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.



     Distribution of Select Shares

Federated Securities Corp. is the principal distributor for Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


Distribution Plan and Shareholder Services. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of 0.75% of the average daily net assets of Select Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay separately for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future
payments made by the Fund under the Distribution Plan.     In addition, the Fund
has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Select Shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder
Services.      Supplemental Payments to Financial Institutions. In addition to receiving the payments under the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.
     Administration of the Fund


Administrative Services. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:
                  Maximum                  Average Aggregate Daily Net
               Administrative Fee          Assets of the Federated Funds
                  0.15%                    on the first $250 million
                  0.125%                   on the next $250 million
                  0.10%                    on the next $250 million
                  0.075%                   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.
     Brokerage Transactions


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
     Net Asset Value

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares of the Fund may exceed that of Select Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
     Investing in Select Shares
     Share Purchases

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased through a financial institution which has a sales agreement with the distributor or by wire or mail. To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Fund reserves the right to reject any purchase request. Through a Financial Institution. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. By Wire. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Managed Aggressive Growth Fund--Select Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at
the telephone number listed on your account statement.     By Mail. To purchase
Shares by mail, send a check made payable to Federated Managed Aggressive Growth Fund--Select Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.
     Minimum Investment Required

The minimum initial investment in Shares is $1,500. Accounts established through a financial intermediary may be subject to a smaller minimum investment.
     What Shares Cost

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities such that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
     Systematic Investment Program

Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund. A shareholder may apply for participation in this program through Federated Securities Corp.

     Confirmations and Account Statements

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions.) In addition, shareholders will receive periodic statements reporting all account activity including dividends paid. The Fund will not issue share certificates.

     Dividends

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Unless shareholders request cash payments by writing the Fund, dividends are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.
     Capital Gains

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.
     Redeeming Select Shares
The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution, by telephone request or by written request.
     Through a Financial Institution

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service.
     Telephone Redemption

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.
     Written Requests


Redeeming Shares By Mail. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above. The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a
redemption request is processed.      Shareholders requesting a redemption of
any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
     Systematic Withdrawal Program

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually use up, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Federated Securities Corp.
     Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,500. This requirement does not apply, however, if the balance falls below $1,500 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
     Shareholder Information
     Voting Rights


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election
of Trustees under certain circumstances.      Trustees may be removed by the
Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.
     Tax Information
     Federal Income Tax

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.
     State and Local Taxes


      In the opinion of Houston, Donnelly and Meck, counsel to the Trust, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
     Performance Information
From time to time, the Fund advertises its total return and yield for Shares. Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the SEC) earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
From time to time, advertisements for the Fund's Select Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.
     Other Classes of Shares
The Fund also offers another class of shares called Institutional Shares that are sold at net asset value primarily to financial institutions acting in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period. Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees. Institutional Shares and Select Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Select Shares may affect the performance of each class. To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

     Appendix
Standard and Poor's Ratings Group Long-Term Debt Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating. CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. CI--The rating CI is reserved for income bonds on which no interest is being paid. D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Investors Service, Inc., Corporate Bond Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Fitch Investors Service, Inc., Long-Term Debt Ratings AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C--Bonds are in imminent default in payment of interest or principal. DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery. NR--NR indicates that Fitch does not rate the specific issue. Plus (+) or Minus (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

     Addresses
      Federated Managed Aggressive Growth Fund
            Select Shares                 Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Distributor
            Federated Securities Corp.    Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

      Investment Adviser
            Federated Management          Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779


      Sub-Adviser
            Federated Global              175 Water Street
            Research Corp.                New York, New York 10038-4965


      Custodian
            State Street Bank and         P.O. Box 8600
            Trust Company                 Boston, Massachusetts 02266-8600

      Transfer Agent and Dividend Disbursing Agent
            Federated Shareholder         P.O. Box 8600
            Services Company              Boston, Massachusetts 02266-8600

      Independent Public Accountants
            Arthur Andersen LLP           2100 One PPG Place
                                          Pittsburgh, Pennsylvania 15222

--------------------------------------------------------------------------------

                                               Federated Managed
                                               Agressive Growth Fund
                                               Select Shares
--------------------------------------------------------------------------------

                                               Prospectus

                                               A Diversified Portfolio of
                                               Managed Series Trust,
                                               an Open-End Management
                                               Investment Company


                                          Prospectus dated January 31, 1998





     Distributor
     A subsidiary of Federated Investors
     Federated Investors Tower
     Pittsburgh, PA  15222-3779

[GRAPHIC OMITTED]FEDERATED SECURITIES CORP.

[GRAPHIC OMITTED]

     CUSIP56166K800
     3122008A-SEL (1/98)






                          Federated Managed Income Fund
                    Federated Managed Growth and Income Fund
                          Federated Managed Growth Fund
                    Federated Managed Aggressive Growth Fund

                      (Portfolios of Managed Series Trust)

                              Institutional Shares
                                  Select Shares

                       Statement of Additional Information











    This Statement of Additional Information should be read with the respective prospectuses for Institutional Shares and Select Shares of Federated Managed Income Fund, Federated Managed Growth and Income Fund, Federated Managed Growth Fund and Federated Managed Aggressive Growth Fund, all dated January 31, 1998. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

    Federated Investors Tower
    Pittsburgh, Pennsylvania 15222-3779


                                                Statement dated January 31, 1998
[GRAPHIC OMITTED]

     Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.

     Cusip 56166K 800 Cusip 56166K 701 Cusip 56166K 404 Cusip 56166K 305 Cusip
     56166K 602 Cusip 56166K 503 Cusip 56166K 206 Cusip 56166K 107 3122014B
     (1/98)

Table of Contents
--------------------------------------------------------------------------------

                                                                           I
     General Information About the Trust  1
     Investment Objectives and Policies   1
      Small Company Stocks           1
      Mortgage-Backed Securities     1
      Corporate Debt Obligations     1
      Foreign Debt Obligations       2
      Warrants                       2
      Futures and Options Transactions    2
      Foreign Currency Transactions  4
      Repurchase Agreements          6
      Reverse Repurchase Agreements  6
      When-Issued and Delayed Delivery Transactions   6
      Lending of Portfolio Securities6
      Restricted and Illiquid Securities  6
      Portfolio Turnover             7
      Weighted Average Portfolio Duration 7
     Investment Limitations          8
     Managed Series Trust Management10
      Trust Ownership               14
      Trustees Compensation         15
      Trustee Liability             15
     Investment Advisory Services   16
      Adviser to the Trust          16
      Advisory Fees                 16
     Brokerage Transactions         16
     Other Services                 17
      Fund Administration           17
      Custodian and Portfolio Accountant  17
      Transfer Agent                17
      Independent Public Accountants17

     Purchasing Shares              17
     Distribution Plan and Shareholder Services Agreement   18
      Conversion to Federal Funds   18
     Determining Net Asset Value    19
      Determining Market Value of Securities    19
      Trading in Foreign Securities 19
     Redeeming Shares               19
      Redemption in Kind            19
     Massachusetts Partnership Law  20
     Tax Status                     20
      The Portfolios' Tax Status    20
      Foreign Taxes                 20
      Shareholders' Tax Status      20
     Total Return                   21
     Yield                          21
     Performance Comparisons        22
      Economic and Market Information23
     About Federated Investors      24

General Information About the Trust

Managed Series Trust (the "Trust") was established as a Massachusetts business trust on November 15, 1993. As of the date of this Statement, the Trust consists of the following four separate portfolios of securities (collectively, the "Portfolios" and each individually, the "Portfolio"): Federated Managed Income Fund; Federated Managed Growth and Income Fund; Federated Managed Growth Fund; and Federated Managed Aggressive Growth Fund. Each Portfolio has two classes of shares of beneficial interest, Institutional Shares and Select Shares. Prior to June 30, 1995, the Institutional Shares of each portfolio of the Trust were known as Institutional Service Shares.

Investment Objectives and Policies

The prospectuses discuss the objectives of the Portfolios and the policies that each employs to achieve those objectives. The following discussion supplements the description of the Portfolios' investment policies set forth in the prospectuses. The Portfolios' respective investment objectives cannot be changed without approval of shareholders. Except as noted, the investment policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Small Company Stocks

Stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies; that is, the stocks of small companies may decline in price as the price of large company stocks rises or vice versa.

Mortgage-Backed Securities

    Privately Issued Mortgage-Related Securities

    The privately issued mortgage-related securities purchased by the Portfolios generally represent an ownership interest in federal agency mortgage pass-through securities, such as those issued by Government National Mortgage Association ("GNMA"). The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

    Privately issued mortgage-related securities generally pay back principal and interest over the life of the security. At the time the Portfolios reinvest the payments and any unscheduled prepayments of principal received, the Portfolios may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Privately issued mortgage-related securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans may be prepaid without penalty or premium. Prepayment risks on privately issued mortgage-related securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on privately issued mortgage-related securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages.

    The market for privately issued mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Corporate Debt Obligations

The corporate debt obligations in which the Portfolios invest may bear fixed, floating, floating and contingent, or increasing rates of interest. The Portfolios may invest in investment-grade corporate debt obligations (which are rated BBB or higher by nationally recognized statistical rating organizations) or high yield corporate debt obligations (which are rated BB or lower by nationally recognized statistical rating organizations).


Convertible Securities

Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock ("DECS"), or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential. Preferred Equity Redemption Cumulative Stock ("PERCS"), or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises.

Foreign Debt Obligations

The Portfolios may invest in investment-grade debt securities (which are rated BBB or higher by nationally recognized statistical rating organizations) of countries other than the United States.

Warrants

The Portfolios may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of this policy.

Futures and Options Transactions

The Portfolios may attempt to hedge all or a portion of its portfolio by buying and selling futures contracts and options on futures contracts.

    Futures Contracts

    A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. However, a stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying security in the index is made.

    The purpose of the acquisition or sale of a futures contact by the Portfolios is to protect the Portfolios from fluctuations in the value of their securities caused by anticipated changes in interest rates or market conditions. For example, in the fixed-income securities market, price moves inversely to interest rates. A rise in rates results in a drop in price. Conversely, a drop in rates results in a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Portfolio could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed-income securities may decline during the Portfolio's anticipated holding period. A Portfolio would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

    Purchasing Put Options on Futures Contracts

    The Portfolios may purchase listed put options or over-the-counter put options on futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. A Portfolio would purchase put options on futures contracts to protect its portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.

    Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Portfolio will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Portfolio upon the sale of the second option may be large enough to offset both the premium paid by the Portfolio for the original option plus the decrease in value of the hedged securities.

    Alternatively, a Portfolio may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Portfolio would then deliver the futures contract in return for payment of the strike price. If a Portfolio neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

    Writing Put Options on Futures Contracts

    The Portfolios may write listed put options on financial futures contracts to hedge its portfolio against a decrease in market interest rates. When a Portfolio writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract normally increases.

    As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by a Portfolio can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.

    Prior to the expiration of the put option, or its exercise by the buyer, a Portfolio may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by a Portfolio for the initial option.

    Purchasing Call Options on Futures Contracts

    An additional way in which the Portfolios may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract. When a Portfolio purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of a Portfolio's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, a Portfolio could exercise its option and buy the futures contract below market price.

    Prior to the exercise or expiration of the call option, a Portfolio could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, a Portfolio has completed a successful hedge.

    Writing Call Options on Futures Contracts

    The Portfolios may write listed call options or over-the-counter call options on futures contracts to hedge against, for example, an increase in market interest rates. When a Portfolio writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the strike price at any time during the life of the option if the option is exercised. As market interest rates rise or as stock prices fall, causing the prices of futures to go down, a Portfolio's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Portfolio's call option position to increase.

    In other words, as the underlying future's price falls below the strike price, the buyer of the option has no reason to exercise the call, so that a Portfolio keeps the premium received for the option. This premium can help substantially to offset the drop in value of a Portfolio's portfolio securities.

    Prior to the expiration of a call written by a Portfolio, or exercise of it by the buyer, a Portfolio may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Portfolio for the initial option. The net premium income of a Portfolio will then substantially offset the decrease in value of the hedged securities.

    Limitation on Open Futures Positions

    A Portfolio will not maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Portfolio will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

    "Margin" in Futures Transactions

    Unlike the purchase or sale of a security, the Portfolios do not pay or receive money upon the purchase or sale of a futures contract. Rather, a Portfolio is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with the custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contracts initial margin does not involve a borrowing by a Portfolio to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to a Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied.

    A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead settlement between a Portfolio and the broker of an amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Portfolio will mark to market its open futures positions.

    The Portfolios are also required to deposit and maintain margin when they write call options on futures contracts.

    Purchasing and Writing Over-the-Counter Options

    The Portfolios may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Portfolio and not traded on an exchange.

    Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

Foreign Currency Transactions

    Currency Risks

    The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Portfolios value their assets daily in U.S. dollars, the Portfolios may not convert their holdings of foreign currencies to U.S. dollars daily. The Portfolios may incur conversion costs when they convert their holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Portfolios buy and sell currencies.

    The Portfolios will engage in foreign currency exchange transactions in connection with their investments in the securities. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

    Forward Foreign Currency Exchange Contracts

    The Portfolios may enter into forward foreign currency exchange contracts in order to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Portfolios' investment adviser believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Portfolios' best interest to do so. The Portfolios will not speculate in foreign currency exchange.

    The Portfolios will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when they would be obligated to deliver an amount of foreign currency in excess of the value of their portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Portfolios' investment adviser believes will tend to be closely correlated with that currency with regard to price movements. Generally, the Portfolios will not enter into a forward foreign currency exchange contract with a term longer than one year.

    Foreign Currency Options

    A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

    When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

    A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally falls in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect a Portfolio against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Portfolio were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Portfolio would not have to exercise their put option. Likewise, if a Portfolio were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Portfolio would not have to exercise its call. Instead, the Portfolio could acquire in the spot market the amount of foreign currency needed for settlement.

    Special Risks Associated with Foreign Currency Options

    Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Portfolios' ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Portfolios will not purchase or write such options unless and until, in the opinion of the Portfolios' investment adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

    In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

    Foreign Currency Futures Transactions

    By using foreign currency futures contracts and options on such contracts, the Portfolios may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The Portfolios may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

     Special Risks Associated with Foreign Currency Futures Contracts and Related Options


    Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on futures currencies, as described above.

    Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Portfolios will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Portfolios' investment adviser, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Portfolios because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


Repurchase Agreements

The Portfolios or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price in any sale of such securities. In the event that a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Portfolio might be delayed pending court action. The Portfolios believe that under the regular procedures normally in effect for custody of a Portfolio's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Portfolio and allow retention or disposition of such securities. The Portfolios will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Portfolios' investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

The Portfolios may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Portfolio to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Portfolio will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Portfolio, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Portfolios. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Portfolios sufficient to make payment for the securities to be purchased are segregated on a Portfolio's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Portfolios do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of a Portfolio's assets.


Investing in Securities of Other Investment Companies

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.


Lending of Portfolio Securities

The collateral received when the Portfolios lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the particular Portfolio. During the time portfolio securities are on loan, the borrower pays the Portfolios any dividends or interest paid on such securities. Loans are subject to termination at the option of the Portfolios or the borrower. The Portfolios may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

Restricted and Illiquid Securities

The Portfolios may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Portfolios, who agree that they are purchasing paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Portfolios through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Portfolios believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Portfolios intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Portfolios' investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Portfolios intend to not subject such paper to the limitation applicable to restricted securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Portfolios believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

      o the frequency of trades and quotes for the security;

     o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

      o dealer undertakings to make a market in the security; and

      o the nature of the security and the nature of the marketplace trades.

Portfolio Turnover


The Portfolios' investment adviser does not anticipate that portfolio turnover will result in adverse tax consequences. However, relatively high portfolio turnover may result in high transaction costs to the Portfolios. For the fiscal years ended November 30, 1997 and 1996, the portfolio turnover rates for Federated Managed Income Fund, Federated Managed Growth and Income Fund, Federated Managed Growth Fund, and Federated Managed Aggressive Growth Fund were xxx% and 164%; xxx% and 154%; xxx% and 95%; and xxx% and 86%, respectively.


Weighted Average Portfolio Duration

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends on three primary variables: the security's coupon rate, maturity date, and level of market interest rates for similar debt securities. Generally, debt securities with lower coupons or longer maturities will have a longer duration than securities with higher coupons or shorter maturities.

Duration is calculated by dividing the sum of the time-weighted values of cash flows of a security or portfolio of securities, including principal and interest payments, by the sum of the present values of the cash flows. Certain debt securities, such as asset-backed securities, may be subject to prepayment at irregular intervals. The duration of these instruments will be calculated based upon assumptions established by the investment adviser as to the probable amount and sequence of principal prepayments.

Mathematically, duration is measured as follows:

Duration = PVCF1(1)  +  PVCF2(2)  +  PVCF3(3)  +  ... +   PVCFn(n)
           PVTCF        PVTCF        PVTCF                PVTCF

where

PVCFt   =   the present value of the cash flow in period t discounted at the prevailing yield-to-maturity

t       =   the period when the cash flow is received

n       =   remaining  number of periods until maturity total present value of the cash flow from the bond where the present value is determined  using the prevailing

PVTCF   =   yield-to-maturity

Investment Limitations

    Issuing Senior Securities and Borrowing Money
    A Portfolio will not issue senior securities, except that it may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that a Portfolio may enter into futures contracts.

    A Portfolio will not borrow money or engage in reverse repurchase agreements except as a temporary, extraordinary, or emergency measure or to facilitate management of the Portfolio by enabling it to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

    Investing in Commodities

    The Portfolios will not invest in commodities, except that the Portfolios reserve the right to engage in transactions involving financial futures contracts, options, and forward contracts with respect to foreign securities or currencies.

    Investing in Real Estate

    The Portfolios will not purchase or sell real estate, including limited partnership interests, although the Portfolios may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

    Concentration of Investments

    A Portfolio will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities).

    Underwriting

    A Portfolio will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Portfolio may purchase in accordance with its investment objective, policies, and limitations.

    Selling Short and Buying on Margin

    The Portfolios will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Portfolio of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

    Diversification of Investments

    With respect to securities comprising 75% of the value of its total assets, a Portfolio will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

    Pledging Assets

    The Portfolios will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, a Portfolio may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial futures contracts and related options; and segregation of collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

    Lending Cash or Securities

    A Portfolio will not lend any of its assets except portfolio securities. This shall not prevent the purchase or holding of U.S. government obligations, corporate bonds, debentures, notes, certificates of indebtedness, or other debt securities of any issuer, repurchase agreements, or other transactions which are permitted by the Portfolios' respective investment objectives, policies, or Declaration of Trust.

The above investment limitations cannot be changed with respect to a Portfolio without approval of that Portfolio's shareholders. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

    Investing in Illiquid Securities

    A Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, and certain securities not determined by the Trustees to be liquid.

    Investing in Warrants

    A Portfolio will not invest more than 5% of its net assets in warrants, including those acquired in units or attached to other securities. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by a Portfolio in units with or attached to securities may be deemed to be without value.

    Investing in Put Options

    A Portfolio will not purchase put options on securities, unless the securities are held in the Portfolio's portfolio or unless the Portfolio is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.


    Writing Covered Call Options

    A Portfolio will not write call options on securities unless the securities are held in the Portfolio's portfolio or unless the Portfolio is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

    Investment in Securities of Other Investment Companies


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

No Portfolio expects to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Portfolios consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Managed Series Trust Management

Officers and Trustees are listed with their addresses, birthdates, present positions with Managed Series Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929

President and Trustee

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


      * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

         icers and

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.


Trust Ownership


Officers and Trustees as a group own less than 1% of the Trust's outstanding shares.

As of November 7, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of Federated Managed Income Fund: Pioneer Bank & Trust, Belle Fourche, SD, owned approximately 331,092 shares (5.15%); and Western Bank, Medford, OR, owned approximately 353,979 shares (5.51%).

As of November 7, 1997, the following shareholders of record owned 5% or more of the outstanding Select Shares of Federated Managed Income Fund: Federated Bank & Trust, Pittsburgh, PA, owned approximately 239,460 shares (9.31%); and The Farmers Company, Lititz, PA, owned approximately 194,632 shares (7.57%).

As of November 7, 1997, the following shareholder of record owned 5% or more of the outstanding Institutional Shares of Federated Managed Growth and Income
Fund: Western Bank, Medford, OR, owned approximately 1,271,010 shares (9.33%).

As of November 7, 1997, no shareholder of record owned 5% or more of the outstanding Select Shares of Federated Managed Growth and Income Fund.

As of November 7, 1997, the following shareholder of record owned 5% or more of the outstanding Institutional Shares of Federated Managed Growth Fund: Careco, Salina, KS, owned approximately 740,514 shares (6.14%).

As of November 7, 1997, the following shareholders of record owned 5% or more of the outstanding Select Shares of Federated Managed Growth Fund: Ebtrust, Marysville, KS, owned approximately 277,535 shares (5.07%); and LaSalle National Bank, Chicago, IL, owned approximately 302,290 shares (5.52%).

As of November 7, 1997, no shareholder of record owned 5% or more of the outstanding Institutional Shares of Federated Managed Aggressive Growth Fund.

As of November 7, 1997, the following shareholder of record owned 5% or more of the outstanding Select Shares of Federated Managed Aggressive Growth Fund:
Federated Bank & Trust, Pittsburgh, PA, owned approximately 182,026 shares (5.57%).



Trustees Compensation




                           AGGREGATE
NAME ,                     COMPENSATION
POSITION WITH              FROM                 TOTAL COMPENSATION PAID
TRUST                      TRUST*#              FROM FUND COMPLEX +

John F. Donahue            $0                   $0 for the Trust and
Chairman and Trustee                            56 other investment companies in the Fund Complex

Thomas G. Bigley           $                    $108,725 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

John T. Conroy, Jr.        $                    $119,615 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

William J. Copeland        $                    $119,615 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

Glen R. Johnson            $0                   $0 for the Trust and
President and Trustee                           8 other investment companies in the Fund Complex

James E. Dowd              $                    $119,615 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.    $                    $108,725 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.    $                    $119,615 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

Peter E. Madden            $                    $108,725 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

John E. Murray, Jr.,       $                    $108,725 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

Wesley W. Posvar           $                    $108,725 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

Marjorie P. Smuts          $                    $108,725 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended November 30, 1997

#The aggregate compensation is provided for the Trust which is comprised of four portfolios.

+The information is provided for the last calendar year.


Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services

Adviser to the Trust

The Trust's investment adviser is Federated Management (the "Adviser") and the Trust's sub-adviser is Federated Global Research Corporation ( the "Sub-Adviser"). They are subsidiaries of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

Advisory Fees

For their advisory services, the Adviser and Sub-Adviser receive an annual investment advisory fee as described in the prospectus of each Portfolio.


For the fiscal years ended November 30, 1997, 1996, and 1995, the Adviser for Federated Managed Income Fund, Federated Managed Growth and Income Fund, Federated Managed Growth Fund, and Federated Aggressive Growth Fund earned advisory fees of $xxxxxx, $599,171, and $354,801; $xxxxxx, $1,264,932, and
$606,491; $xxxxxx, $1,108,082, and $434,181; and $xxxxxx, $434,558, and
$183,693, respectively, of which $xxxxxx, $479,814, and $354,801, $xxxxxx, $179,385, and $243,174; $xxxxxx, $299,180, and $294,373; and $xxxxxx, $393,073, and $183,693, respectively, were waived.

For the fiscal years ended November 30, 1997 and 1996, and for the period from November 20, 1995 to November 30, 1995, the Sub-Adviser for Federated Managed Income Fund, Federated Managed Growth and Income Fund, Federated Managed Growth Fund, and Federated Managed Aggressive Growth Fund earned advisory fees $xxxxxx, $2,837 and $886; $xxxxxx, $110,351 and $2,518; $xxxxxx, $143,091 and $3,587; and
$xxxxxx, $12,035 and $0, respectively, none of which were waived.


Brokerage Transactions


The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Portfolios or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Portfolios and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended November 30, 1997, 1996, and 1995, Federated Managed Income Fund, Federated Managed Growth and Income Fund, Federated Managed Growth Fund, and Federated Managed Aggressive Growth Fund paid total brokerage commissions of $xxxxxx, $19,712, and $10,473; $xxxxxx, $168,036, and $82,752; $xxxxxx, $291,744, and $104,808; and $xxxxxx, $163,845, and $70,266, respectively.


Although investment decisions for the Portfolios are made independently from those of any other accounts managed by the Adviser, investments of the type the Portfolios may make may also be made by those other accounts. When the Portfolios and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Portfolios or the size of the position obtained or disposed of by the Portfolios. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Portfolios.

Other Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

Fund Administration


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Portfolios for a fee as described in the prospectus of each Portfolio. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators". With regard to Federated Managed Income Fund, for the fiscal years ended November 30, 1997, 1996, and 1995, the Administrators collectively earned $xxxxxx, $155,001, and $155,000, respectively. With regard to Federated Managed Growth and Income Fund, for the fiscal years ended November 30, 1997, 1996, and 1995, the Administrators collectively earned $xxxxxx, $155,001, and $155,000, respectively. With regard to Federated Managed Growth Fund, for the fiscal years ended November 30, 1997, 1996, and1995, the Administrators collectively earned $xxxxxx, $155,001, and $155,000, respectively. With regard to Federated Managed Aggressive Growth Fund, for the fiscal years ended November 30, 1997, 1996, and 1995, the Administrators collectively earned $xxxxxx, $155,001, and $155,000, respectively.


Custodian and Portfolio Accountant

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

Independent Public Accountants


The independent public accountants for the Portfolios are Arthur Andersen LLP, Pittsburgh, PA.


Purchasing Shares


Shares of the Portfolios are sold at net asset value on days that the New York Stock Exchange is open for business. The procedure for purchasing shares of the Portfolios is explained in each Portfolio's respective prospectus under "Investing in Institutional Shares" or "Investing in Select Shares."


Distribution Plan and Shareholder Services Agreement

With respect to Select Shares, the Trust has adopted a Distribution Plan in accordance with Investment Company Act Rule 12b-1. Additionally, the Trust has adopted a Shareholder Services Agreement with respect to both Select Shares and Institutional Shares.

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Trustees expect that the Portfolios will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Portfolios in pursuing their investment objectives. By identifying potential investors whose needs are served by the Portfolios' objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.


For the fiscal year ended November 30, 1997, the Select Shares of the Portfolios incurred distribution service fees as follows: Federated Managed Income Fund incurred $xxxxxx, of which $xxxxxx was waived; Federated Managed Growth and Income Fund incurred $xxxxxx, of which $xxxxxx was waived; Federated Managed Growth Fund incurred $xxxxxx, of which $xxxxxx was waived; and Federated Managed Aggressive Growth Fund incurred $xxxxxx, of which $xxxxxx was waived.

In addition, for the fiscal year ended November 30, 1997, the Select Shares and Institutional Shares of Federated Managed Income Fund paid shareholder services fees in the amount of $xxxxxx and $xxxxxx, respectively, of which $xxxxxx and $xxxxxx, respectively, were waived. For the fiscal year ended November 30, 1997, the Select Shares and Institutional Shares of Federated Managed Growth and Income Fund paid shareholder services fees in the amount of $xxxxxx and $xxxxxx, respectively, of which $xxxxxx and $xxxxxx, respectively, were waived. For the fiscal year ended November 30, 1997, the Select Shares and Institutional Shares of Federated Managed Growth Fund paid shareholder services fees in the amount of $xxxxxx and $xxxxxx, respectively, of which $xxxxxx and $xxxxxx, respectively, were waived. For the fiscal year ended November 30, 1997, the Select Shares and Institutional Shares of Federated Managed Aggressive Growth Fund paid shareholder services fees in the amount of $xxxxxx and $xxxxxx, respectively, of which $xxxxxx and $xxxxxx, respectively, were waived.


Conversion to Federal Funds

It is each Portfolio's policy to be as fully invested as possible so that maximum income may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank and Trust Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value

Net asset value generally changes each day. The days on which net asset value is calculated by each Portfolio are described in the prospectus. Net asset value will not be calculated on days on which the New York Stock Exchange is closed.

Determining Market Value of Securities

Market values of each Portfolio's portfolio securities are determined as follows:

      o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     o for bonds and other fixed-income securities, as determined by an independent pricing service;

     o for short-term obligations, according to the prices as furnished by an independent pricing service;

     o for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost, or at fair value as determined in good faith by the Trustees; and

     o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Portfolios will value futures contracts, options, and put options on futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determines in good faith that another method of valuing option positions is necessary to appraise their fair market value.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Portfolios value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Redeeming Shares

The Portfolios redeem shares at the next computed net asset value after the particular Portfolio receives the redemption request. Redemption procedures are explained in the prospectuses under the section entitled "Redeeming Institutional Shares" or "Redeeming Select Shares."


Because portfolio securities of the Portfolios may be traded on foreign exchanges which trade on Saturdays or on holidays on which the Portfolios will not make redemptions, the net asset value of shares of the Portfolios may be significantly affected on days when shareholders do not have an opportunity to redeem their shares.


Redemption in Kind

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Portfolio's investment portfolio. To the extent available, such securities will be readily marketable.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner that the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which, with respect to each Portfolio, the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Tax Status

The Portfolios' Tax Status

The Portfolios expect to pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Portfolio must, among other requirements:


     o derive at least 90% of its gross income from dividends, interest and gains from the sale of securities;

      o invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.


However, the Portfolios may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company (PFIC). Federal income taxes may be imposed on the Portfolios upon disposition of PFIC investments.

Each Portfolio will be treated as a single, separate entity for federal income tax purposes so that income and losses (including capital gains and losses) realized by a Portfolio will not be combined for tax purposes with income and losses realized by any of the other Portfolios.

Foreign Taxes

Investment income on certain foreign securities in which the Portfolios may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Portfolios would be subject.

Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to a particular fund if that fund were a regular corporation and to the extent designated by a fund as so qualifying. These dividends, and any short-term capital gains, are taxable as ordinary income.

    Capital Gains

    Shareholders will pay federal tax on long-term capital gains distributed to them regardless of how long they have held the shares of the particular Portfolio.

Total Return

The average annual total return for the Portfolios is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is compounded by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

With respect to Federated Managed Income Fund, for the one-year period ended November 30, 1997 and for the period from May 25, 1994 (date of initial public investment) through November 30, 1997, the average annual total returns for Institutional Shares were xxx% and xxx%, respectively, and xxx% and xxx%, respectively, for Select Shares.

With respect to Federated Managed Growth and Income Fund, for the one-year period ended November 30, 1997, and for the period from May 25, 1994 (date of initial public investment) through November 30, 1997, the average annual total returns for Institutional Shares were xxx% and xxx%, respectively, and xxx% and xxx%, respectively, for Select Shares.

With respect to Federated Managed Growth Fund, for the one-year period ended November 30, 1997, and for the period from May 25, 1994 (date of initial public investment) through November 30, 1997, the average annual total returns for Institutional Shares were xxx% and xxx%, respectively, and xxx% and xxx%, respectively, for Select Shares.

With respect to Federated Managed Aggressive Growth Fund, for the one-year period ended November 30, 1997, and for the period from May 25, 1994 (date of initial public investment) through November 30, 1997, the average annual total returns for Institutional Shares were xxx% and xxx%, respectively, and xxx% and xxx%, respectively, for Select Shares.


Yield

The yield for both classes of each Portfolio is determined by dividing the net investment income per share (as defined by the SEC) earned by the particular Portfolio over a thirty-day period by the maximum offering price per share of the particular Portfolio on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the particular Portfolio because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions charge fees in connection with services provided in conjunction with an investment in a Portfolio, the performance will be reduced for those shareholders paying those fees.


Federated Managed Income Fund's 30-day SEC yields for the period ended November 30, 1997, for Institutional Shares and Select Shares were xxx% and xxx%, respectively.

Federated Managed Growth and Income Fund's 30-day SEC yields for the period ended November 30, 1997, for Institutional Shares and Select Shares were xxx% and xxx%, respectively.

Federated Managed Growth Fund's 30-day SEC yields for the period ended November 30, 1997, for Institutional Shares and Select Shares were xxx% and xxx%, respectively.

Federated Managed Aggressive Growth Fund's 30-day SEC yields for the period ended November 30, 1997, for Institutional Shares and Select Shares were xxx% and xxx%, respectively.


Performance Comparisons

Each Portfolio's performance of both classes of shares depends upon such variables as:

      o portfolio quality;

      o average portfolio maturity;

      o type of instruments in which the particular Portfolio is invested;

     o changes in the expenses of the Trust, the particular Portfolio or either class of shares; and

      o various other factors.

Each Portfolio's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return for each class of the Portfolios.

Investors may use financial publications and/or indices to obtain a more complete view of a Portfolio's performance of either class of shares. When comparing performance of either class of shares, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which a Portfolio uses in advertising may include:

      o Lipper Analytical Services, Inc., ranks funds in various fund categories by making competitive calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, a Portfolio will quote its Lipper ranking in advertising and sales literature.

      o Standard & Poor's Ratings Group Utility Index is an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date and for a twelve-month period.

      o Standard & Poor's Ratings Group Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

      o Standard & Poor's Ratings Group Small Stock Index, is a broadly diversified index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

      o Europe, Australia, and Far East (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

      o Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

      o Lehman Brothers Treasury Intermediate Bond Index (U.S. Dollars) is an index composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities between one and 9.9 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

      o Lehman Brothers Treasury Long-Term Bond Index (U.S. Dollars) is an index composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

     o J.P. Morgan Global Non-U.S. Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden and United Kingdom.

      o Lehman Brothers Corporate Intermediate Bond Index (U.S. Dollars) is a subset of the Lehman Brothers Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity less than 10 years.

      o Lehman Brothers Corporate B Index is an index composed of all bonds covered by Lehman Brothers High Yield Index rated "B" by Moody's Investors Service. Bonds have a minimum amount outstanding of $100 million and at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.


      o Lehman Brothers Mortgage-Backed Securities Index includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association , Federal Home Loan Mortgage Corporation , and Federal National Mortgage Corporation . Graduated payment mortgages and balloons are included in the index.


      o Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

      o Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

      o Lehman Brothers High Yield Index covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moodys Investors Service, including defaulted issues. If no Moodys rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for both classes of shares of the Portfolios may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in either class of shares of the Portfolios based on monthly or quarterly, as applicable, reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Portfolios' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Portfolios can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Trust portfolio managers and their views and analysis on how such developments could affect the Trust. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

About Federated Investors

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the equity sector, Federated Investors has more than 26 years' experience. As of December 31, 1996, Federated managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s. In the corporate bond sector, as of December 31, 1996, Federated Investors managed 12 money market funds, and 17 bond funds with assets approximating $17.2 billion, and $4.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 21 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion. In the government sector, as of December 31, 1996, Federated Investors managed 9 mortgage-backed, 5 government/agency and 17 government money market mutual funds, with assets approximating $6.3 billion, $1.7 billion and $23.6 billion, respectively. Federated trades approximately $309 million in U.S. government and mortgage-backed securities daily and places $17 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $30 billion in government funds within these maturity ranges. J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

Mutual Fund Market


Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*


Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

Institutional Clients

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.


Bank Marketing

Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C.
Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp..


*Source: Investment Company Institute



PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

(a)   Financial Statements (To be filed by amendment).
(b)   Exhibits:
       (1)   (i) Conformed copy of Declaration of Trust of the Registrant
  (1); (ii) Conformed copy of Amendment No. 1 to Declaration of
  Trust (1);
 (iii) Conformed copy of Amendment No. 2 to Declaration of Trust (2);
  (iv) Conformed copy of Amendment No. 4 to Declaration of Trust (5);
  (2)  Copy of By-Laws of the Registrant (1);
  (3)  Not applicable;
  (4) Copy of Specimen Certificates for Shares of Beneficial Interest
  of the Registrant (2); (5) (i) Conformed copy of Investment
  Advisory Contract of the Registrant (3);
        (ii) Conformed copy of Sub-Advisory Contract (6);
  (6)    (i) Conformed copy of Distributor's Contract of the Registrant (3);
        (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual
       Fund Service Agreement, and Plan Trustee/Mutual Funds Service
       Agreement from Item 24(b)(6) of the Cash Trust Series II
       Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269);
  (7)  Not applicable;
  (8)   (i) Conformed copy of Custodian Agreement of the Registrant
        (4); (ii) Conformed copy of Custodian Fee Schedule; +
  --------------------
+ All exhibits have been filed electronically.
(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 2, 1993 (File Nos. 33-51247 and 811-7129).
(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).
(3) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed March 2, 1994 (File Nos. 33-51247 and 811-7129).
(4) Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).
(5) Response is incorporated by reference to Registrant's Post Effective Amendment No. 5 on Form N-1A filed January 29, 1996 (File Nos. 33-51247 and 811-7129).
(6) Response is incorporated by reference to Registrant's Post Effective Amendment No. 6 on Form N-1A filed January 29, 1997 (File Nos. 33-51247 and 811-7129).

 (9)    (i) Conformed copy of Agreement for Fund Accounting Services,
        Administrative Services, Transfer Agency    Services, and Custody
      Services Procurement (6);
       (ii) Conformed Copy of Amended and Restated Shareholder Services Agreement; +
      (iii) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and
      Federated Shareholder Services from Item 24(b)(9)(iii) of the
      Federated GNMA Trust Registration Statement of Form N-1A, filed with the Commission on March 25, 1996. (File Nos.
      2-75670 and 811-3375);
       (iv) The response described in Item 24(b)(6) (ii) are hereby incorporated by reference;
(10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (2);
(11)  Conformed copy of Consent of Independent Public Accountants (6);
(12)  Not applicable;
(13)  Conformed copy of Initial Capital Understanding (2);
(14)  Not applicable;
(15)    (i) Conformed copy of Distribution Plan (4);
       (ii) The responses described in Item 24(b)(6)(ii) are hereby incorporated by reference; (16) Copy of Schedules for Computation of Fund Performance Data (4); (17) Copy of Financial Data Schedules;+
(18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World
      Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996 (File Nos. 33-52149 and
      811-07141; and
(19) Conformed Copy of Power of Attorney (6).

-----------------------
+ All exhibits have been filed electronically.
(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).
(4) Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).
(6) Response is incorporated by reference to Registrant's Post Effective Amendment No. 6 on Form N-1A filed January 29, 1997 (File Nos. 33-51247 and 811-7129).

Item 25.    Persons Controlled by or Under Common Control with Registrant: None.

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                      _as of November 7, 1997_


            Shares of beneficial interest
            (no par value)

            Federated Managed Income Fund
                  Institutional Shares                        819
                  Select Shares                               772
            Federated Managed Growth and Income Fund
                  Institutional Shares                      1,550
                  Select Shares                             1,711
            Federated Managed Growth Fund
                  Institutional Shares                      1,869
                  Select Shares                             2,406
            Federated Managed Aggressive Growth Fund
                  Institutional Shares                      1,538
                  Select Shares                             2,331

Item 27.    Indemnification: (2)


-----------------------
+ All exhibits have been filed electronically.
 (2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).

Item 28.    Business and Other Connections of Investment Adviser:

            (a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Managed Series Trust Management" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

                 The remaining Officers of the investment adviser are:

                 Executive Vice Presidents:  William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

                 Senior Vice Presidents:     Peter R. Anderson
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

                 Vice Presidents:            J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David F. Belton
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

                 Assistant Vice Presidents:  Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

                 Secretary:                  Stephen A. Keen

                 Treasurer:                  Thomas R. Donahue

                 Assistant Secretaries:      Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

                 Assistant Treasurer:        Richard B. Fisher

                 The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:

                 (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
                 Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

 (c)  Not applicable.

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                    Federated Investors Tower
                                          Pittsburgh, PA  15222-3779

            Federated Shareholder         P.O. Box 8600
            Services Company              Boston, MA 02266-8600
            ("Transfer Agent and
            Dividend Disbursing Agent")

            Federated Services Company    Federated Investors Tower
            ("Administrator")             Pittsburgh, PA  15222-3779

            Federated Management          Federated Investors Tower
            ("Adviser")                   Pittsburgh, PA  15222-3779

            State Street Bank and         P.O. Box 8600
            Trust Company                 Boston, MA 02266-8600
            ("Custodian")

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MANAGED SERIES TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of November, 1997.



                              MANAGED SERIES TRUST

                  BY: /s/ Karen M. Brownlee
                  Karen M. Brownlee, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  November 26, 1997

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Karen M. Brownlee
    Karen M. Brownlee             Attorney In Fact        November 26, 1997
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President and Trustee

John W. McGonigle*                Executive Vice President,
                                  Secretary and Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley *                Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.               Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney